Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 100.31%
ASSET-BACKED SECURITIES — 4.63%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.89%	12/27/44	[1,2]	$24,072,303	$24,243,733
AIMCO CLO, Series 2015-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.85%	01/15/28	[1,2,3]	13,120,000	13,125,977
AMMC CLO 19 Ltd., Series 2016-19A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.14%	10/16/28	[1,2,3]	60,310,000	60,310,799
Atrium XII, Series 12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
2.78%	04/22/27	[1,2,3]	26,540,000	26,502,893
Barings BDC Static CLO Ltd., Series 2019-1A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
3.02%	04/15/27	[1,2,3]	3,087,277	3,088,944
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.77%	01/20/28	[1,2,3]	54,480,000	54,452,981
Barings CLO Ltd., Series 2016-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.05%	07/20/28	[1,2,3]	50,005,000	50,029,472
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.92%	07/20/29	[1,2,3]	35,811,000	35,762,250
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.35%	01/25/35	[1,2]	1,390,896	1,384,793
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.24%	04/25/35	[1,2]	3,138,161	3,083,072
BlueMountain CLO Ltd., Series 2015-2A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
2.93%	07/18/27	[1,2,3]	8,330,000	8,331,803
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.49%	12/26/35	[1]	43,082	42,454
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
3.11%	02/25/35	[1]	$14,100,000	$14,078,942
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
2.96%	11/25/33	[1]	16,050,000	15,804,727
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.94%	10/27/36	[1]	24,361,000	24,339,892
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.04%	03/25/42	[1,2]	19,216,713	18,432,704
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.25%	06/25/42	[1,2]	13,548,985	12,337,355
Clear Creek CLO, Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.17%	10/20/30	[1,2,3]	27,190,000	27,150,743
College Loan Corp. Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
2.48%	01/15/37	[1]	2,734,175	2,506,817
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.73%	11/15/28	[1,2,3]	19,066,000	19,028,821
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.23%	04/15/29	[1,2,3]	1,000,000	1,000,250
Dryden 71 CLO Ltd., Series 2018-71A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.15%	01/15/29	[1,2,3]	73,850,000	73,851,348
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.90%	04/15/29	[1,2,3]	22,903,000	22,890,403
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.16%	01/15/28	[1,2,3]	20,025,000	20,027,633
ECMC Group Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
3.14%	07/26/66	[1,2]	39,150,512	39,380,105

December 2019 / 1

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.59%	04/26/32	[1,2]	$12,740,000	$12,652,421
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.59%	04/25/35	[1]	19,886	19,704
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.84%	03/25/36	[1]	12,472,103	12,509,509
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.14%	03/25/36	[1,2]	15,368,874	15,505,153
Flatiron CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.89%)
2.89%	04/15/27	[1,2,3]	6,176,755	6,176,923
Galaxy XXIX CLO Ltd., Series 2018-29A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
2.70%	11/15/26	[1,2,3]	5,577,093	5,578,268
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
2.14%	05/25/36	[1]	25,000,000	24,127,503
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,3]	40,812,292	40,790,706
Goal Capital Funding Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.53%)
2.44%	11/25/44	[1]	8,674,870	8,240,376
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.36%	08/25/42	[1]	2,412,925	2,224,478
Goal Structured Solutions Trust, Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
2.44%	09/25/41	[1,2]	65,596,920	64,148,422
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
3.04%	10/29/29	[1,2,3]	5,345,000	5,346,871
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	759,036	808,446

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[2]	$45,070,169	$47,002,020
LCM XIII LP, Series 2013A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.11%	07/19/27	[1,2,3]	25,725,000	25,696,885
LCM XIX LP, Series 19A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
3.24%	07/15/27	[1,2,3]	20,425,000	20,429,949
LCM XX LP, Series 20A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.01%	10/20/27	[1,2,3]	8,535,000	8,526,038
LCM XXI LP, Series 21A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
2.85%	04/20/28	[1,2,3]	32,465,000	32,437,405
Limerock CLO III LLC, Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.17%	10/20/26	[1,2,3]	43,530,091	43,540,973
Madison Park Funding XXX Ltd., Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
2.75%	04/15/29	[1,2,3]	22,882,500	22,744,061
Magnetite XVIII Ltd., Series 2016-18A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.99%	11/15/28	[1,2,3]	20,750,000	20,746,193
Magnetite XXI Ltd., Series 2019-21A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
3.25%	04/20/30	[1,2,3]	34,100,000	34,128,985
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.30%	06/25/31	[1]	889,217	872,919
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.43%	03/25/83	[1]	64,482,001	62,880,559
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.41%	03/25/83	[1]	69,887,909	68,330,156
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.41%	03/25/83	[1]	106,461,755	103,714,094

2 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-5, Class A
(LIBOR USD 1-Month plus 0.62%)
2.41%	03/25/83	[1]	$85,749,154	$83,631,558
Navient Student Loan Trust, Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
2.40%	03/25/83	[1]	87,230,516	84,889,772
Navient Student Loan Trust, Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
2.40%	03/25/83	[1]	89,116,822	86,914,817
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.39%	04/25/40	[1]	67,209,637	65,927,385
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.36%	11/26/40	[1]	97,415,567	95,666,286
Navient Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 0.70%)
2.50%	02/25/70	[1,2]	31,170,783	30,415,441
Navient Student Loan Trust, Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.95%	03/25/66	[1,2]	62,982,636	62,859,455
Navient Student Loan Trust, Series 2018-3A, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.59%	03/25/67	[1,2]	60,000,000	58,791,033
Navient Student Loan Trust, Series 2019-3A, Class A
(LIBOR USD 1-Month plus 0.83%)
2.62%	07/25/68	[1,2]	129,529,142	129,689,855
Nelnet Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
2.36%	08/23/36	[1,2]	12,500,000	12,085,326
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
(LIBOR USD 3-Month plus 0.35%)
2.30%	03/25/26	[1,2]	27,351,622	27,040,649
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.39%	10/27/36	[1,2]	12,677,224	12,484,095
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.74%	11/25/48	[1,2]	21,495,000	21,103,685

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.34%	07/25/46	[1,2]	$69,474,513	$68,385,451
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.38%	04/25/46	[1,2]	128,163,134	125,144,291
Nelnet Student Loan Trust, Series 2015-2A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.39%	09/25/47	[1,2]	55,168,467	54,435,761
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.69%	06/25/54	[1,2]	13,095,000	12,588,810
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.85%	01/15/28	[1,2,3]	1,690,000	1,689,231
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.84%	10/25/41	[1]	19,192,174	19,035,123
Northstar Education Finance, Inc., Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
2.69%	01/29/46	[1]	35,217,932	34,790,615
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands) (LIBOR USD 3-Month plus 0.80%)
2.77%	10/20/26	[1,2,3]	17,760,000	17,762,174
Palmer Square Loan Funding Ltd., Series 2019-1, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
3.02%	04/20/27	[1,2,3]	12,504,220	12,507,448
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.84%	10/24/27	[1,2,3]	72,595,000	72,627,642
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,4,5,†	13,004,312	2,860,949
Panthera Aviation, Series 2013-2[6]
10.00%	03/20/24	2,4,5,7,†	11,149,186	2,363,627
PHEAA Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.39%	10/25/41	[1,2]	141,402,160	137,702,712
Recette CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.89%	10/20/27	[1,2,3]	35,599,962	35,600,937

December 2019 / 3

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Riserva CLO Ltd., Series 2016-3A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.14%	10/18/28	[1,2,3]	$13,270,000	$13,274,645
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.90%	03/28/46	[1,2]	27,734,782	27,581,902
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.20%	08/15/31	[1]	268,450	240,724
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.05%	03/15/55	[1]	9,495,000	8,978,105
SLC Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.05%	09/15/39	[1]	16,000,000	15,245,603
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.49%	12/15/32	[1]	15,081,321	15,291,458
SLM Student Loan Trust, Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
2.64%	03/15/33	[1,2]	5,408,343	5,249,178
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.49%	10/25/64	[1,2]	82,990,000	81,648,824
SLM Student Loan Trust, Series 2005-5, Class A5
(LIBOR USD 3-Month plus 0.75%)
2.69%	10/25/40	[1]	7,134,000	6,937,119
SLM Student Loan Trust, Series 2005-8, Class A5
(LIBOR USD 3-Month plus 0.17%)
2.11%	01/25/40	[1]	430,000	407,011
SLM Student Loan Trust, Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
2.54%	01/25/41	[1]	66,931,630	65,068,662
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.11%	01/25/41	[1]	37,302,966	35,612,459
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.10%	01/25/41	[1]	33,055,000	31,369,714

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
2.16%	01/27/42	[1]	$4,580,513	$4,211,395
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.00%	01/25/22	[1]	2,758,697	2,680,760
SLM Student Loan Trust, Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
2.79%	04/27/43	[1]	4,597,633	4,316,095
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.59%	01/25/22	[1]	42,004,934	41,146,986
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
2.69%	04/25/23	[1]	96,137,283	94,657,220
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	01/25/83	[1]	38,874,000	37,297,718
SLM Student Loan Trust, Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.94%	10/25/21	[1]	19,889	19,720
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	04/26/83	[1]	2,170,000	2,067,781
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.59%	07/25/22	[1]	2,379,193	2,395,446
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	04/25/73	[1]	8,759,000	8,559,085
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.64%	07/25/23	[1]	36,517,699	36,783,299
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/25/73	[1]	37,199,000	36,618,361
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.04%	07/25/23	[1]	14,346,995	14,261,370

4 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[1]	$31,424,000	$30,459,525
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[1]	17,126,000	16,616,205
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[1]	3,208,800	3,221,639
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/75	[1]	545,000	548,411
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[1]	74,446,718	74,693,092
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/83	[1]	45,100,000	45,491,102
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.54%	01/25/45	[1,2]	180,023,467	176,892,607
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
2.94%	10/25/34	[1]	3,070,000	3,074,036
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.74%	09/25/28	[1]	311,151	305,856
SLM Student Loan Trust, Series 2012- 2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.49%	01/25/29	[1]	14,197,347	13,950,536
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.44%	05/26/26	[1]	24,912,287	24,330,712
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	20,900,000	19,579,036
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.22%	07/17/28	[1,2,3]	57,380,000	57,400,083

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.04%	10/20/28	[1,2,3]	$21,540,000	$21,536,769
Vermont Student Assistance Corp., Series 2012-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.50%	07/28/34	[1]	3,596,968	3,552,555
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
2.66%	07/25/26	[1,2,3]	17,513,282	17,517,775
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.11%	04/25/40	[1,2]	18,596	17,848

Total Asset-Backed Securities (Cost $3,768,913,082)				3,730,470,483

BANK LOANS — 0.87%*
Automotive — 0.01%
Panther BF Aggregator 2 LP Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	04/30/26	[1,2]	5,486,250	5,515,409

Communications — 0.22%
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	04/04/26	[1,2]	9,226,875	9,296,077
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.99%	07/17/25	[1,2]	3,884,766	3,897,177
3.99%	01/15/26	[1,2]	25,120,563	25,189,644
CSC Holdings LLC, Term Loan B5
(LIBOR plus 2.50%)
4.24%	04/15/27	[1,2]	7,000,000	7,042,280
Frontier Communications Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	06/17/24	[1,2]	61,058,440	61,486,765
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.43%	01/02/24	[1,2,3]	2,000,000	2,022,140
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1,2,3]	25,379,651	25,774,051
Lamar Media Corp., Term Loan B, 1st Lien

December 2019 / 5

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 1.75%)
3.56%	03/14/25	[1,2]	$2,456,250	$2,474,672
Level 3 Parent LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.55%	03/01/27	[1,2]	7,589,876	7,625,473
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.31%	02/02/24	[1,2]	17,387,121	17,265,411
(LIBOR plus 3.00%)
4.81%	02/02/24	[1,2]	12,721,500	12,687,025

				174,760,715

Consumer Discretionary — 0.03%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	02/06/23	[1,2]	26,318,040	26,433,313

Electric — 0.03%
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.95%	04/05/23	[1,2,4,5]	7,980,601	7,628,975
Vistra Operations Co., LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.49%	12/31/25	[1,2]	3,425,306	3,450,602
3.55%	12/31/25	[1,2]	14,359,935	14,465,983

				25,545,560

Finance — 0.11%
Auris Lux III SA, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
5.55%	02/27/26	[1,2,3]	1,492,482	1,502,437
Avolon TLB Borrower 1 US LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.51%	01/15/25	[1,2]	11,757,709	11,845,892
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.69%	10/06/23	[1,2]	47,435,620	47,677,779
Telenet Financing USD LLC, Term Loan AN, 1st Lien
(LIBOR plus 2.25%)
3.99%	08/15/26	[1,2]	26,510,000	26,686,689

				87,712,797

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food — 0.00%
JBS USA LUX SA, Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
3.70%	05/01/26	[1,2,3]	$1,136,276	$1,148,110

Gaming — 0.03%
Caesars Entertainment LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	10/07/24	[1,2]	10,177,981	10,261,593
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	12/27/24	[1,2]	11,752,594	11,840,739

				22,102,332

Health Care — 0.11%
Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.05%	05/18/26	[1,2]	15,880,000	15,969,325
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.30%	03/01/24	[1,2]	4,568,325	4,591,167
HCA, Inc., Term Loan B12, 1st Lien
(LIBOR plus 1.75%)
3.55%	03/13/25	[1,2]	14,962,500	15,066,340
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.56%	07/02/25	[1,2]	6,578,236	6,621,422
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.69%	06/07/23	[1,2]	9,452,776	9,343,029
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.49%	11/27/25	[1,2]	4,865,132	4,897,071
(LIBOR plus 3.00%)
4.74%	06/02/25	[1,2]	33,326,360	33,558,978

				90,047,332

Industrials — 0.04%
Berry Global, Inc., Term Loan U, 1st Lien
(LIBOR plus 2.50%)
4.22%	07/01/26	[1,2]	25,870,000	25,976,067
Clean Harbors, Inc., Term Loan B, 1st Lien

6 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 1.75%)
3.55%	06/30/24	[1,2]	$2,954,545	$2,979,290
Energizer Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.00%	12/17/25	[1,2]	2,640,000	2,657,582
TransDigm, Inc., Term Loan F, 1st Lien
(LIBOR plus 2.50%)
4.30%	06/09/23	[1,2]	5,472,152	5,498,938

				37,111,877

Information Technology — 0.11%
Broadcom, Inc., Delayed-Draw Term Loan A3
(LIBOR plus 1.25%)
1.25%	11/04/22	[1,2]	42,175,000	42,007,987
IQVIA, Inc., Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
3.69%	03/07/24	[1,2]	13,182,323	13,270,249
IQVIA, Inc., Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.69%	01/01/25	[1,2]	8,999,010	9,055,253
IQVIA, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.69%	06/11/25	[1,2]	3,201,250	3,222,266
SS&C Technologies Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	5,609,654	5,655,485
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	8,090,661	8,156,762
SS&C Technologies, Inc., Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	4,936,818	4,976,214

				86,344,216

Real Estate Investment Trust (REIT) — 0.09%
MGM Growth Properties, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	03/21/25	[1,2]	20,916,041	21,039,446
SBA Senior Finance II LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.55%	04/11/25	[1,2]	44,403,800	44,623,599

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) (continued)
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.79%	12/20/24	[1,2]	$9,218,636	$9,274,916

				74,937,961

Retail — 0.03%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
3.55%	11/19/26	[1,2,3]	24,030,689	24,087,641

Services — 0.04%
GFL Environmental, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.80%	05/30/25	[1,2]	21,936,766	22,009,158
PowerTeam Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.19%	03/06/25	[1,2]	10,000,000	9,010,000

				31,019,158

Transportation — 0.02%
United Airlines, Inc., Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.55%	04/01/24	[1,2]	18,501,664	18,634,691

Total Bank Loans (Cost $700,214,232)				705,401,112

CORPORATES — 21.50%*
Automotive — 0.02%
General Motors Co.
(LIBOR USD 3-Month plus 0.80%)
2.69%	08/07/20	[1]	4,850,000	4,857,609
(LIBOR USD 3-Month plus 0.90%)
2.79%	09/10/21	[1]	8,685,000	8,689,818

				13,547,427

Banking — 2.03%
Bank of America Corp.
2.74%	01/23/22	[8]	108,426,000	109,233,201
3.00%	12/20/23	[8]	125,817,000	128,816,109
3.37%	01/23/26	[8]	22,240,000	23,278,687
Bank of America Corp. (MTN)
2.33%	10/01/21	[8]	32,930,000	33,027,595
3.09%	10/01/25	[8]	82,206,000	84,900,381
3.12%	01/20/23	[8]	11,362,000	11,588,823
Discover Bank
7.00%	04/15/20		9,000,000	9,120,886

December 2019 / 7

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Discover Bank (BKNT)
3.10%	06/04/20		$5,843,000	$5,865,122
3.20%	08/09/21		5,860,000	5,961,516
4.20%	08/08/23		8,795,000	9,355,569
JPMorgan Chase & Co.
3.21%	04/01/23	[8]	7,510,000	7,692,336
3.22%	03/01/25	[8]	80,456,000	83,413,277
4.02%	12/05/24	[8]	243,975,000	260,325,085
4.25%	10/15/20		9,330,000	9,497,029
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[3]	2,450,000	2,453,895
6.38%	01/21/21	[3]	4,920,000	5,141,321
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,3]	9,850,000	9,860,196
Lloyds Banking Group PLC (United Kingdom)
2.86%	03/17/23	[3,8]	136,460,000	138,390,017
2.91%	11/07/23	[3,8]	148,100,000	150,387,286
3.90%	03/12/24	[3]	11,265,000	11,903,477
4.05%	08/16/23	[3]	4,605,000	4,885,977
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	85,476,000	86,397,106
3.13%	01/08/21	[3]	26,058,000	26,318,422
3.37%	01/05/24	[3,8]	67,950,000	69,547,131
4.80%	11/15/24	[3,8]	49,290,000	53,257,664
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.16%	10/31/23	[1]	12,724,000	12,965,681
Wells Fargo & Co. (GMTN)
2.60%	07/22/20		10,326,000	10,367,408
Wells Fargo & Co. (MTN)
2.41%	10/30/25	[8]	52,578,000	52,663,331
2.63%	07/22/22		32,784,000	33,284,579
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		6,040,000	6,040,974
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[8]	134,749,000	134,954,159
2.90%	05/27/22	[8]	25,000,000	25,311,103
(SOFR Rate plus 0.48%)
2.04%	03/25/20	[1]	16,800,000	16,808,287

				1,633,013,630

Communications — 2.75%
AT&T, Inc.
4.30%	02/15/30		27,050,000	30,012,369
4.30%	12/15/42		7,177,000	7,708,830
4.35%	06/15/45		39,711,000	43,042,485
4.50%	05/15/35		25,170,000	28,137,590

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
4.55%	03/09/49		$18,550,000	$20,633,530
4.75%	05/15/46		27,927,000	31,657,755
4.80%	06/15/44		106,112,000	120,804,018
4.85%	03/01/39		4,572,000	5,283,175
5.15%	11/15/46		14,600,000	17,508,225
5.25%	03/01/37		170,645,000	204,475,764
C&W Senior Financing DAC (Ireland)
6.88%	09/15/27	[2,3]	3,150,000	3,375,705
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.38%	06/01/29	[2]	9,407,000	10,082,893
5.88%	04/01/24	[2]	3,638,000	3,768,368
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.50%	02/01/24		672,000	723,664
4.91%	07/23/25		28,607,000	31,458,832
5.75%	04/01/48		5,190,000	6,058,859
6.48%	10/23/45		39,593,000	49,390,288
Cox Communications, Inc.
3.15%	08/15/24	[2]	14,235,000	14,664,076
CSC Holdings LLC
5.38%	07/15/23	[2]	200,000	205,417
5.38%	02/01/28	[2]	13,486,000	14,410,769
5.50%	05/15/26	[2]	598,000	634,515
6.50%	02/01/29	[2]	5,512,000	6,156,215
6.75%	11/15/21		4,216,000	4,546,956
Fox Corp.
5.58%	01/25/49	[2]	7,075,000	9,025,653
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	19,276,000	16,599,045
8.50%	10/15/24	[2,3]	114,959,000	104,684,534
9.75%	07/15/25	[2,3]	39,693,000	36,798,785
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[3]	36,548,000	50,931,849
Level 3 Financing, Inc.
3.40%	03/01/27	[2]	23,480,000	23,688,502
3.88%	11/15/29	[2]	48,075,000	48,373,053
4.63%	09/15/27	[2]	25,890,000	26,554,079
5.38%	01/15/24		6,147,000	6,262,256
5.38%	05/01/25		4,763,000	4,959,474
5.63%	02/01/23		2,171,000	2,182,919
Qwest Corp.
7.25%	09/15/25		5,329,000	6,152,304
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[2]	45,300,000	44,477,525
SES SA (Luxembourg)
3.60%	04/04/23	[2,3]	16,882,000	17,276,239
Sprint Communications, Inc.
7.00%	03/01/20	[2]	32,849,000	33,062,847

8 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	$75,348,000	$76,112,782
4.74%	03/20/25	[2]	53,975,000	57,315,783
5.15%	03/20/28	[2]	218,278,000	238,544,567
TEGNA, Inc.
5.50%	09/15/24	[2]	354,000	366,833
Time Warner Cable LLC
4.50%	09/15/42		20,757,000	21,267,808
5.50%	09/01/41		25,694,000	28,758,730
5.88%	11/15/40		41,652,000	48,306,324
T-Mobile USA, Inc.
4.50%	02/01/26		3,629,000	3,721,948
4.75%	02/01/28		15,999,000	16,763,926
6.00%	03/01/23		48,736,000	49,714,863
6.00%	04/15/24		50,500,000	52,266,995
6.50%	01/15/24		18,635,000	19,202,816
ViacomCBS, Inc.
2.90%	06/01/23		9,260,000	9,458,990
3.45%	10/04/26		2,913,000	2,992,366
3.70%	06/01/28		21,780,000	22,818,243
3.88%	04/01/24		39,132,000	41,465,053
4.25%	09/01/23		23,112,000	24,595,927
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[2,3]	19,102,000	20,101,464
5.50%	05/15/29	[2,3]	44,137,000	46,811,702
Vodafone Group PLC (United Kingdom)
4.13%	05/30/25	[3]	20,399,000	22,166,852
4.25%	09/17/50	[3]	59,630,000	62,513,075
4.88%	06/19/49	[3]	141,354,000	164,609,529
5.25%	05/30/48	[3]	86,277,000	103,802,990

				2,219,448,928

Consumer Discretionary — 0.70%
Anheuser-Busch Cos LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.90%	02/01/46		16,203,000	19,248,516
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48		11,130,000	12,745,596
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	15,236,000	16,622,056
5.15%	05/15/38	[2,3]	12,881,000	14,580,729
5.30%	05/15/48	[2,3]	39,956,000	46,499,519
BAT Capital Corp.
4.39%	08/15/37		16,990,000	17,235,051
4.54%	08/15/47		63,657,000	64,030,444
4.76%	09/06/49		112,671,000	116,961,618
BAT International Finance PLC (EMTN) (United Kingdom)
2.25%	09/09/52	[3]	11,770,000	11,431,394

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.61%	11/15/21	[1]	$72,090,000	$72,102,824
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[2]	982,000	1,019,645
5.25%	06/01/26	[2]	1,245,000	1,319,700
Reynolds American, Inc.
5.85%	08/15/45		83,976,000	96,526,238
6.88%	05/01/20		5,845,000	5,938,802
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
5.75%	10/15/20		59,307,454	59,455,722
(LIBOR USD 3-Month plus 3.50%)
5.50%	07/15/21	[1,2]	8,770,000	8,800,695
Spectrum Brands, Inc.
6.13%	12/15/24		1,340,000	1,387,759

				565,906,308

Electric — 1.52%
Alliant Energy Finance LLC
3.75%	06/15/23	[2]	34,081,000	35,598,920
American Electric Power Co., Inc., Series F
2.95%	12/15/22		4,511,000	4,599,685
American Electric Power Co., Inc., Series I
3.65%	12/01/21		14,300,000	14,754,504
American Electric Power Co., Inc., Series J
4.30%	12/01/28		18,405,000	20,499,950
Consolidated Edison Co. of New York, Inc.
3.70%	11/15/59		5,740,000	5,963,528
Consolidated Edison Co. of New York, Inc., Series E
4.65%	12/01/48		14,546,000	17,731,704
Dominion Energy, Inc.
2.45%	01/15/23	[2]	160,175,000	160,851,715
(LIBOR USD 3-Month plus 0.40%)
2.31%	12/01/20	[1,2]	45,075,000	45,135,009
Duke Energy Carolinas LLC
4.00%	09/30/42		11,040,000	12,383,137
4.25%	12/15/41		16,358,000	18,737,253
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	19,829,000	20,353,160
Entergy Corp.
4.00%	07/15/22		12,632,000	13,171,198
5.13%	09/15/20		9,800,000	9,934,719
Evergy Metro, Inc.
3.65%	08/15/25		13,885,000	14,823,183
Evergy, Inc.
2.45%	09/15/24		38,140,000	38,408,153
4.85%	06/01/21		2,521,000	2,600,968

December 2019 / 9

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Eversource Energy, Series N
3.80%	12/01/23		$12,025,000	$12,695,588
FirstEnergy Transmission LLC
4.35%	01/15/25	[2]	23,330,000	25,203,295
4.55%	04/01/49	[2]	13,175,000	15,111,193
5.45%	07/15/44	[2]	24,625,000	30,791,856
ITC Holdings Corp.
3.65%	06/15/24		5,165,000	5,420,862
Jersey Central Power & Light Co.
4.30%	01/15/26	[2]	4,980,000	5,426,941
4.70%	04/01/24	[2]	37,747,000	41,188,873
6.40%	05/15/36		11,630,000	14,980,516
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	83,206
LG&E & KU Energy LLC
4.38%	10/01/21		14,595,000	15,080,717
Metropolitan Edison Co.
3.50%	03/15/23	[2]	10,715,000	11,151,829
4.00%	04/15/25	[2]	35,719,000	37,628,597
4.30%	01/15/29	[2]	16,746,000	18,686,987
Minejesa Capital BV (Netherlands)
5.63%	08/10/37	[2,3]	4,400,000	4,815,937
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
2.60%	03/27/20	[1]	5,776,000	5,778,286
Mong Duong Finance Holdings BV, Series REGS(Netherlands)
5.13%	05/07/29	[3]	1,500,000	1,541,250
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.38%	05/04/21	[1]	190,430,000	190,739,001
(LIBOR USD 3-Month plus 0.55%)
2.46%	08/28/21	[1]	158,500,000	158,528,039
Niagara Mohawk Power Corp.
4.28%	12/15/28	[2]	21,775,000	24,248,071
Pennsylvania Electric Co.
4.15%	04/15/25	[2]	28,335,000	30,298,752
5.20%	04/01/20		25,200,000	25,390,387
Perusahaan Listrik Negara PT, Series REGS (EMTN) (Indonesia)
6.15%	05/21/48	[3]	4,200,000	5,318,460
PNM Resources, Inc.
3.25%	03/09/21		34,295,000	34,704,790
Public Service Co. of New Mexico
3.85%	08/01/25		14,390,000	14,959,996
5.35%	10/01/21		5,065,000	5,329,847
Southwestern Electric Power Co.
3.55%	02/15/22		15,882,000	16,261,515
Southwestern Electric Power Co., Series K
2.75%	10/01/26		36,488,000	36,564,675

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Tucson Electric Power Co.
4.85%	12/01/48		$3,755,000	$4,589,725

				1,228,065,977

Energy — 2.43%
Antero Resources Corp.
5.00%	03/01/25		78,839,000	59,326,347
5.13%	12/01/22		19,299,000	17,324,529
5.63%	06/01/23		16,211,000	13,065,093
Centennial Resource Production LLC
5.38%	01/15/26	[2]	3,352,000	3,302,885
Ecopetrol SA (Colombia)
5.88%	05/28/45	[3]	3,600,000	4,243,680
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26	[2]	2,377,000	2,459,773
5.75%	01/30/28	[2]	2,109,000	2,220,988
Energy Transfer Operating LP
4.05%	03/15/25		9,899,000	10,431,501
4.90%	03/15/35		5,160,000	5,387,355
5.15%	03/15/45		63,992,000	66,848,427
5.25%	04/15/29		3,825,000	4,301,655
5.30%	04/15/47		8,913,000	9,530,284
5.50%	06/01/27		53,939,000	60,732,038
5.88%	01/15/24		6,601,000	7,318,859
6.13%	12/15/45		15,405,000	17,932,369
EQM Midstream Partners LP
5.50%	07/15/28		40,070,000	39,442,870
6.50%	07/15/48		4,310,000	4,061,423
EQT Corp.
3.90%	10/01/27		114,154,000	106,303,111
Gulfport Energy Corp.
6.38%	05/15/25		5,618,000	3,583,806
Hess Corp.
4.30%	04/01/27		10,000,000	10,672,952
5.60%	02/15/41		29,446,000	34,550,171
5.80%	04/01/47		23,445,000	28,756,546
HollyFrontier Corp.
5.88%	04/01/26		15,800,000	17,783,552
KazMunayGas National Co. JSC,
Series REGS (Kazakhstan)
5.38%	04/24/30	[3]	12,220,000	14,197,819
Kinder Morgan Energy Partners LP
5.00%	08/15/42		5,775,000	6,311,375
5.80%	03/15/35		6,730,000	8,159,828
Kinder Morgan, Inc.
5.30%	12/01/34		7,635,000	9,007,639
6.95%	06/01/28		5,465,000	6,650,501
Matador Resources Co.
5.88%	09/15/26		7,584,000	7,645,913

10 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
NGPL Pipe Co. LLC
4.38%	08/15/22	[2]	$2,154,000	$2,238,684
Noble Energy, Inc.
5.05%	11/15/44		8,018,000	8,972,179
Occidental Petroleum Corp.
3.50%	08/15/29		6,601,000	6,744,134
4.50%	07/15/44		16,496,000	16,691,534
Parsley Energy LLC/Parsley Finance Corp.
5.38%	01/15/25	[2]	1,163,000	1,200,786
5.63%	10/15/27	[2]	2,063,000	2,184,201
Peru LNG SRL, Series REGS (Peru)
5.38%	03/22/30	[3]	9,000,000	8,893,890
Petrobras Global Finance BV (Netherlands)
5.09%	01/15/30	[2,3]	4,271,000	4,581,758
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[3]	6,600,000	7,243,500
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[3]	67,741,000	71,318,572
6.63%	06/15/35	[3]	47,637,000	48,967,740
6.75%	09/21/47	[3]	151,145,000	152,475,076
7.69%	01/23/50	[2,3]	103,432,000	113,235,285
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29		13,555,000	13,399,731
3.85%	10/15/23		1,442,000	1,494,262
4.65%	10/15/25		68,643,000	73,400,588
Range Resources Corp.
4.88%	05/15/25		33,082,000	28,367,815
5.00%	08/15/22		250,000	245,625
Rockies Express Pipeline LLC
4.95%	07/15/29	[2]	70,835,000	70,708,053
5.63%	04/15/20	[2]	36,054,000	36,497,904
6.88%	04/15/40	[2]	44,792,000	46,737,541
Ruby Pipeline LLC
6.50%	04/01/22	[2]	69,646,000	72,083,610
Sabine Pass Liquefaction LLC
4.20%	03/15/28		59,832,000	63,252,601
5.63%	03/01/25		8,892,000	10,008,351
5.75%	05/15/24		14,816,000	16,505,984
Southern Co. Gas Capital Corp.
2.45%	10/01/23		49,306,000	49,708,904
5.88%	03/15/41		12,990,000	16,434,825
Spectra Energy Partners LP
4.60%	06/15/21		6,115,000	6,299,846
4.75%	03/15/24		8,777,000	9,573,094
Sunoco Logistics Partners Operations LP
3.90%	07/15/26		22,829,000	23,736,699
5.30%	04/01/44		6,630,000	7,067,654
5.40%	10/01/47		37,613,000	40,800,563

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[2]	$9,753,000	$10,843,873
TC PipeLines LP
3.90%	05/25/27		68,834,000	72,035,897
4.38%	03/13/25		44,100,000	47,069,584
4.65%	06/15/21		6,108,000	6,286,222
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		8,365,000	8,221,519
Transocean Phoenix 2 Ltd. (Cayman Islands)
7.75%	10/15/24	[2,3]	17,929,800	19,057,853
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	21,780,080	22,378,814
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[2,3]	31,359,000	33,313,371
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	15,718,500	16,235,874
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		2,230,000	2,345,679
6.88%	09/01/27		11,920,000	12,437,924
Williams Cos., Inc. (The)
3.35%	08/15/22		7,025,000	7,208,808
3.90%	01/15/25		5,542,000	5,840,006
4.50%	11/15/23		10,305,000	10,982,898
4.55%	06/24/24		19,130,000	20,644,139
5.10%	09/15/45		4,763,000	5,287,741
6.30%	04/15/40		32,635,000	40,485,886
7.88%	09/01/21		3,543,000	3,864,933

				1,957,165,299

Finance — 3.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%	05/26/22	[3]	19,610,000	20,106,510
3.95%	02/01/22	[3]	103,535,000	107,008,680
4.45%	12/16/21	[3]	17,150,000	17,880,809
4.88%	01/16/24	[3]	9,985,000	10,817,571
5.00%	10/01/21	[3]	46,362,000	48,625,537
Air Lease Corp.
2.13%	01/15/20		5,150,000	5,149,748
2.25%	01/15/23		18,850,000	18,881,476
3.00%	09/15/23		10,870,000	11,107,994
3.25%	03/01/25		15,100,000	15,484,078
4.75%	03/01/20		2,310,000	2,319,354
Alta Wind Holdings LLC
7.00%	06/30/35	[2,4,5]	17,035,037	19,021,141

December 2019 / 11

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd. (Cayman Islands)
5.13%	10/01/23	[2,3]	$35,897,000	$38,797,298
5.25%	05/15/24	[2,3]	11,950,000	13,059,078
5.50%	01/15/23	[2,3]	14,689,000	15,878,736
Citigroup, Inc.
3.14%	01/24/23	[8]	26,870,000	27,407,670
3.88%	10/25/23		11,880,000	12,623,003
Daimler Finance North America LLC
2.00%	07/06/21	[2]	89,345,000	89,196,900
2.20%	05/05/20	[2]	5,950,000	5,947,874
2.20%	10/30/21	[2]	13,040,000	13,065,302
2.30%	01/06/20	[2]	11,400,000	11,400,025
3.75%	11/05/21	[2]	6,858,000	7,051,495
(LIBOR USD 3-Month plus 0.90%)
2.81%	02/15/22	[1,2]	54,915,000	55,355,648
Discover Financial Services
3.85%	11/21/22		8,794,000	9,199,267
Ford Motor Credit Co. LLC
2.34%	11/02/20		47,243,000	47,185,567
2.43%	06/12/20		40,044,000	40,022,731
2.46%	03/27/20		10,555,000	10,559,011
2.68%	01/09/20		3,820,000	3,822,384
3.16%	08/04/20		36,578,000	36,720,651
3.20%	01/15/21		15,464,000	15,548,085
3.22%	01/09/22		92,258,000	92,966,846
3.34%	03/18/21		40,035,000	40,315,263
3.34%	03/28/22		22,257,000	22,459,886
3.47%	04/05/21		20,000,000	20,190,353
3.81%	10/12/21		49,689,000	50,623,505
4.25%	09/20/22		19,823,000	20,496,982
5.09%	01/07/21		76,500,000	78,346,686
5.60%	01/07/22		51,828,000	54,636,805
5.75%	02/01/21		22,250,000	22,953,656
5.88%	08/02/21		83,222,000	87,149,031
8.13%	01/15/20		52,902,000	53,011,289
(LIBOR USD 3-Month plus 0.81%)
2.71%	04/05/21	[1]	13,705,000	13,652,237
(LIBOR USD 3-Month plus 0.88%)
2.88%	10/12/21	[1]	58,530,000	58,043,847
(LIBOR USD 3-Month plus 1.00%)
3.01%	01/09/20	[1]	15,800,000	15,802,252
(LIBOR USD 3-Month plus 1.08%)
2.98%	08/03/22	[1]	11,790,000	11,630,243
(LIBOR USD 3-Month plus 1.27%)
3.23%	03/28/22	[1]	62,180,000	61,743,956
(LIBOR USD 3-Month plus 3.14%)
5.01%	01/07/22	[1]	12,075,000	12,481,591

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	$313,850,000	$313,646,045
3.37%	11/15/25	[3]	7,730,000	8,029,495
4.42%	11/15/35	[3]	344,626,000	369,274,310
General Motors Financial Co., Inc.
2.45%	11/06/20		12,861,000	12,893,784
3.20%	07/13/20		25,722,000	25,842,149
3.20%	07/06/21		11,730,000	11,894,853
3.55%	04/09/21		65,795,000	67,057,787
3.70%	11/24/20		4,574,000	4,629,086
4.20%	03/01/21		26,759,000	27,331,052
4.20%	11/06/21		93,670,000	97,051,637
4.38%	09/25/21		62,530,000	64,808,902
Goldman Sachs Group, Inc. (The)
2.91%	06/05/23	[8]	4,605,000	4,679,034
2.91%	07/24/23	[8]	8,399,000	8,549,218
3.27%	09/29/25	[8]	138,024,000	142,814,261
5.25%	07/27/21		38,045,000	39,935,152
5.75%	01/24/22		9,580,000	10,272,496
Goldman Sachs Group, Inc. (The) (GMTN)
5.38%	03/15/20		60,000	60,410
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		28,407,000	30,178,189
Goldman Sachs Group, Inc. (The), Series D (MTN)
6.00%	06/15/20		9,225,000	9,388,579
Morgan Stanley (GMTN)
5.50%	01/26/20		4,000,000	4,008,563
Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[2,3,8]	7,320,000	7,533,110
3.77%	03/08/24	[2,3,8]	39,750,000	41,174,940
4.36%	08/01/24	[2,3,8]	94,478,000	100,285,613
Park Aerospace Holdings Ltd. (Cayman Islands)
3.63%	03/15/21	[2,3]	8,990,000	9,090,144
4.50%	03/15/23	[2,3]	34,956,000	36,798,856
5.25%	08/15/22	[2,3]	16,167,000	17,269,783
5.50%	02/15/24	[2,3]	31,504,000	34,627,937
Pipeline Funding Co. LLC
7.50%	01/15/30	[2]	25,571,823	32,657,213
Raymond James Financial, Inc.
4.95%	07/15/46		55,981,000	65,547,434

				3,043,078,083

Food — 1.02%
Campbell Soup Co.
3.30%	03/15/21		12,230,000	12,415,290
(LIBOR USD 3-Month plus 0.50%)
2.39%	03/16/20	[1]	81,235,000	81,264,159

12 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
(LIBOR USD 3-Month plus 0.63%)
2.52%	03/15/21	[1]	$5,663,000	$5,677,157
Conagra Brands, Inc.
4.60%	11/01/25		24,443,000	27,024,829
(LIBOR USD 3-Month plus 0.50%)
2.38%	10/09/20	[1]	8,270,000	8,283,405
(LIBOR USD 3-Month plus 0.75%)
2.70%	10/22/20	[1]	30,650,000	30,653,155
JBS USA LUX SA/JBS USA Finance, Inc. (Canada)
5.75%	06/15/25	[2,3]	4,650,000	4,832,367
Kraft Heinz Foods Co.
3.95%	07/15/25		25,025,000	26,518,677
4.00%	06/15/23		27,350,000	28,808,351
4.38%	06/01/46		114,646,000	113,292,779
4.63%	10/01/39	[2]	79,995,000	83,509,901
4.88%	10/01/49	[2]	74,640,000	78,907,477
5.00%	06/04/42		65,913,000	70,569,643
5.20%	07/15/45		63,676,000	69,258,498
6.50%	02/09/40		5,500,000	6,687,713
6.75%	03/15/32		3,475,000	4,380,010
6.88%	01/26/39		47,744,000	59,531,254
Kroger Co. (The)
5.40%	01/15/49		82,978,000	101,327,913
Post Holdings, Inc.
5.50%	12/15/29	[2]	7,253,000	7,747,292

				820,689,870

Gaming — 0.00%
Churchill Downs, Inc.
5.50%	04/01/27	[2]	176,000	186,780

Health Care — 3.61%
AbbVie, Inc.
4.05%	11/21/39	[2]	90,000,000	94,915,684
4.25%	11/21/49	[2]	73,865,000	78,767,424
4.40%	11/06/42		89,816,000	97,713,083
4.45%	05/14/46		25,146,000	27,208,752
4.50%	05/14/35		28,229,000	31,889,245
4.88%	11/14/48		27,974,000	32,453,461
Aetna, Inc.
4.13%	11/15/42		6,375,000	6,570,983
Allergan Finance LLC
3.25%	10/01/22		24,252,000	24,836,725
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[3]	88,527,000	93,216,426
3.85%	06/15/24	[3]	47,143,000	49,550,564
4.85%	06/15/44	[3]	6,130,000	6,691,666
Anthem, Inc.
2.38%	01/15/25		15,565,000	15,565,055
2.88%	09/15/29		61,283,000	61,307,669

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
3.30%	01/15/23		$20,420,000	$21,142,390
3.35%	12/01/24		47,275,000	49,377,493
3.50%	08/15/24		22,515,000	23,661,749
3.65%	12/01/27		39,165,000	41,510,072
Bausch Health Americas, Inc.
9.25%	04/01/26	[2]	2,722,000	3,129,754
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	639,000	694,497
6.50%	03/15/22	[2,3]	20,860,000	21,355,425
7.00%	03/15/24	[2,3]	29,108,000	30,333,010
Bayer U.S. Finance II LLC
3.88%	12/15/23	[2]	18,329,000	19,253,169
3.95%	04/15/45	[2]	10,790,000	10,438,654
4.25%	12/15/25	[2]	26,732,000	28,872,039
4.38%	12/15/28	[2]	301,010,000	328,854,120
4.40%	07/15/44	[2]	48,766,000	49,453,393
4.63%	06/25/38	[2]	22,158,000	24,125,050
4.88%	06/25/48	[2]	58,801,000	67,818,621
5.50%	08/15/25	[2]	13,932,000	15,466,506
Bayer U.S. Finance LLC
3.38%	10/08/24	[2]	9,000,000	9,271,924
Becton Dickinson and Co.
3.25%	11/12/20		42,315,000	42,725,527
3.30%	03/01/23		10,000,000	10,255,990
(LIBOR USD 3-Month plus 0.88%)
2.84%	12/29/20	[1]	100,723,000	100,774,210
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[2]	7,001,000	7,265,970
Centene Corp.
4.75%	05/15/22		575,000	587,523
4.75%	01/15/25		2,785,000	2,898,670
5.38%	06/01/26	[2]	1,000,000	1,059,201
6.13%	02/15/24		28,000,000	29,085,000
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[2]	2,618,000	2,718,664
8.63%	01/15/24	[2]	5,038,000	5,352,825
Cigna Corp.
3.05%	10/15/27	[2]	91,451,000	92,737,812
3.75%	07/15/23		32,070,000	33,680,292
3.88%	10/15/47	[2]	14,672,000	14,978,696
4.50%	02/25/26	[2]	11,097,000	12,193,514
4.80%	08/15/38		40,478,000	47,362,898
4.80%	07/15/46	[2]	41,113,000	47,908,810
(LIBOR USD 3-Month plus 0.35%)
2.25%	03/17/20	[1]	25,000,000	24,999,675
(LIBOR USD 3-Month plus 0.89%)
2.89%	07/15/23	[1]	62,890,000	63,267,417
CVS Health Corp.
2.13%	06/01/21		2,865,000	2,870,625

December 2019 / 13

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
3.25%	08/15/29		$16,710,000	$17,017,239
4.78%	03/25/38		74,706,000	85,067,004
4.88%	07/20/35		22,450,000	25,819,947
5.05%	03/25/48		226,373,000	268,685,926
5.13%	07/20/45		8,600,000	10,218,390
Elanco Animal Health, Inc.
3.91%	08/27/21		20,850,000	21,395,708
4.27%	08/28/23		6,000,000	6,356,605
4.90%	08/28/28		11,850,000	12,905,714
Encompass Health Corp.
4.75%	02/01/30		44,743,000	46,503,637
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	3,850,000	3,896,085
5.88%	01/31/22	[2]	8,964,000	9,595,212
HCA, Inc.
4.13%	06/15/29		19,930,000	21,183,936
5.00%	03/15/24		14,635,000	16,013,745
5.25%	04/15/25		21,815,000	24,437,457
5.25%	06/15/26		14,502,000	16,270,052
5.25%	06/15/49		165,477,000	185,559,921
5.50%	06/15/47		7,550,000	8,729,723
Humana, Inc.
3.13%	08/15/29		39,779,000	40,661,069
3.95%	08/15/49		42,345,000	44,307,502
Molina Healthcare, Inc.
4.88%	06/15/25	[2]	7,820,000	8,057,845
5.38%	11/15/22		3,843,000	4,095,673
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		6,845,000	6,917,556
Teleflex, Inc.
4.63%	11/15/27		4,186,000	4,442,392
Tenet Healthcare Corp.
4.63%	07/15/24		12,180,000	12,494,670
4.63%	09/01/24	[2]	19,912,000	20,785,141
4.88%	01/01/26	[2]	3,566,000	3,739,486
5.13%	11/01/27	[2]	18,639,000	19,710,743
UnitedHealth Group, Inc.
4.75%	07/15/45		34,236,000	42,306,091
Zimmer Biomet Holdings, Inc.
2.70%	04/01/20		250,000	250,170
(LIBOR USD 3-Month plus 0.75%)
2.65%	03/19/21	[1]	16,850,000	16,851,764

				2,912,444,325

Industrials — 0.84%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	11,781,000	12,138,899
4.50%	05/15/28	[2]	4,210,000	4,506,687

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.13%	08/15/26	[2,3]	$6,929,000	$7,119,549
4.25%	09/15/22	[2,3]	5,000,000	5,054,301
Ball Corp.
4.00%	11/15/23		9,502,000	10,012,733
General Electric Co.
4.13%	10/09/42		8,300,000	8,581,063
General Electric Co. (GMTN)
4.63%	01/07/21		80,088,000	81,924,045
5.50%	01/08/20		34,772,000	34,786,340
6.88%	01/10/39		4,273,000	5,720,132
General Electric Co. (MTN)
4.38%	09/16/20		5,815,000	5,908,031
4.65%	10/17/21		61,362,000	63,993,154
5.55%	05/04/20		38,121,000	38,504,863
5.88%	01/14/38		114,759,000	138,845,187
(LIBOR USD 3-Month plus 0.38%)
2.27%	05/05/26	[1]	2,890,000	2,794,691
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[1]	11,550,000	9,119,301
General Electric Co., Series A (MTN)
6.75%	03/15/32		72,763,000	93,549,709
General Electric Co., Series NOTZ (MTN)
(LIBOR USD 3-Month plus 0.80%)
2.80%	04/15/20	[1]	5,250,000	5,255,812
Graphic Packaging International LLC
4.13%	08/15/24		1,325,000	1,378,550
4.75%	07/15/27	[2]	7,623,000	8,189,961
4.88%	11/15/22		5,635,000	5,918,508
L3Harris Technologies, Inc.
3.95%	05/28/24	[2]	17,890,000	19,004,718
OI European Group BV (Netherlands)
4.00%	03/15/23	[2,3]	3,364,000	3,399,036
Sealed Air Corp.
4.88%	12/01/22	[2]	6,050,000	6,419,775
5.13%	12/01/24	[2]	3,255,000	3,515,400
5.25%	04/01/23	[2]	3,800,000	4,058,077
5.50%	09/15/25	[2]	21,591,000	23,813,038
Silgan Holdings, Inc.
4.75%	03/15/25		3,558,000	3,648,427
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[2,3]	15,897,000	16,781,255
United Technologies Corp.
8.75%	03/01/21		7,320,000	7,888,881
(LIBOR USD 3-Month plus 0.65%)
2.55%	08/16/21	[1]	32,520,000	32,524,359

14 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
WRKCo, Inc.
4.90%	03/15/29		$7,223,000	$8,204,176

				672,558,658

Information Technology — 0.27%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		7,584,000	7,584,456
3.00%	01/15/22		71,599,000	72,680,198
Broadcom, Inc.
3.13%	04/15/21	[2]	24,920,000	25,228,714
3.13%	10/15/22	[2]	77,850,000	79,339,721
IQVIA, Inc.
5.00%	05/15/27	[2]	14,032,000	14,873,926
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,3]	4,600,000	4,775,653
4.13%	06/01/21	[2,3]	14,665,000	15,040,998
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	635,000	679,053

				220,202,719

Insurance — 0.33%
Farmers Exchange Capital
7.05%	07/15/28	[2]	13,283,000	16,281,602
7.20%	07/15/48	[2]	18,265,000	23,734,874
Farmers Exchange Capital II
6.15%	11/01/53	[2,8]	61,460,000	75,058,025
Farmers Exchange Capital III
5.45%	10/15/54	[2,8]	68,575,000	77,918,344
Farmers Insurance Exchange
4.75%	11/01/57	[2,8]	17,070,000	17,814,814
Nationwide Mutual Insurance Co.
4.18%	12/15/24	[2,8]	35,189,000	35,057,041
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,8]	19,825,000	20,741,906

				266,606,606

Materials — 0.18%
Indonesia Asahan Aluminum Persero PT (Indonesia)
6.53%	11/15/28	[2,3]	4,000,000	4,925,000
International Flavors & Fragrances, Inc.
5.00%	09/26/48		119,009,000	133,559,255
Sasol Financing USA LLC
5.88%	03/27/24		8,420,000	9,148,856

				147,633,111

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 1.05%
American Campus Communities Operating Partnership LP
3.35%	10/01/20		$14,995,000	$15,120,007
3.63%	11/15/27		7,095,000	7,475,013
3.75%	04/15/23		45,679,000	47,590,604
4.13%	07/01/24		4,095,000	4,370,248
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		6,025,000	6,123,132
AvalonBay Communities, Inc. (MTN)
(LIBOR USD 3-Month plus 0.43%)
2.43%	01/15/21	[1]	60,530,000	60,523,621
Boston Properties LP
3.20%	01/15/25		39,740,000	41,279,307
Digital Realty Trust LP
3.63%	10/01/22		5,490,000	5,678,144
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24		23,640,000	24,144,359
4.38%	04/15/21		13,411,000	13,710,334
5.25%	06/01/25		65,037,000	71,390,474
5.30%	01/15/29		34,705,000	38,786,655
5.38%	11/01/23		31,616,000	34,519,291
5.38%	04/15/26		63,032,000	69,792,182
5.75%	06/01/28		34,128,000	38,828,193
Healthcare Realty Trust, Inc.
3.75%	04/15/23		20,945,000	21,639,566
3.88%	05/01/25		20,446,000	21,469,272
Healthcare Trust of America Holdings LP
3.75%	07/01/27		18,945,000	20,027,209
Healthpeak Properties, Inc.
3.15%	08/01/22		10,530,000	10,784,428
3.88%	08/15/24		14,274,000	15,153,129
4.20%	03/01/24		15,709,000	16,779,924
4.25%	11/15/23		36,440,000	38,910,679
Hudson Pacific Properties LP
3.95%	11/01/27		2,000,000	2,096,572
4.65%	04/01/29		9,585,000	10,560,667
Kilroy Realty LP
3.45%	12/15/24		28,590,000	29,605,131
Kimco Realty Corp.
3.40%	11/01/22		5,185,000	5,359,439
Life Storage LP
3.88%	12/15/27		6,960,000	7,348,068
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		1,292,000	1,350,589
Mid-America Apartments LP
4.30%	10/15/23		9,636,000	10,318,566
Reckson Operating Partnership LP
7.75%	03/15/20		29,371,000	29,696,296

December 2019 / 15

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SBA Communications Corp.
4.88%	09/01/24		$2,494,000	$2,596,877
SL Green Operating Partnership LP
3.25%	10/15/22		44,126,000	45,265,183
(LIBOR USD 3-Month plus 0.98%)
2.88%	08/16/21	[1]	21,635,000	21,639,590
SL Green Realty Corp.
4.50%	12/01/22		15,745,000	16,605,196
Ventas Realty LP
3.50%	02/01/25		12,540,000	13,104,741
3.75%	05/01/24		9,555,000	10,052,377
Ventas Realty LP/Ventas Capital Corp.
3.25%	08/15/22		7,357,000	7,557,608
WEA Finance LLC
3.15%	04/05/22	[2]	6,330,000	6,473,140

				843,725,811

Retail — 0.26%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[2,3]	3,803,000	3,846,003
3.55%	07/26/27	[2,3]	9,320,000	9,591,610
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.70%	04/17/20	[1]	40,895,000	40,902,840
Family Dollar Stores, Inc.
5.00%	02/01/21		17,730,000	18,275,055
Rite Aid Corp.
6.13%	04/01/23	[2]	78,524,000	72,438,390
Walgreens Boots Alliance, Inc.
3.45%	06/01/26		38,545,000	39,247,661
3.80%	11/18/24		10,315,000	10,747,896
4.80%	11/18/44		13,049,000	13,244,555

				208,294,010

Services — 0.22%
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28	[2,3]	6,600,000	7,251,750
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[2,3]	4,080,000	4,299,830
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[2,3]	17,806,000	18,808,656
4.13%	08/01/23	[3]	38,500,000	40,957,070
4.75%	02/15/25	[2,3]	34,276,000	37,529,135
4.75%	08/01/28	[3]	2,632,000	2,937,542
5.00%	11/01/22	[2,3]	59,254,000	63,239,194
Service Corp. International/U.S.
4.63%	12/15/27		1,922,000	2,008,149

				177,031,326

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 0.40%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		$3,408,540	$3,501,513
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		1,774,050	1,819,279
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25		13,860,366	14,541,822
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		51,102,076	53,298,326
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%	10/15/29		18,325,798	18,821,617
Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2
6.24%	03/15/20		5,653	5,667
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		473,250	476,238
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		4,119	4,180
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		898,257	921,377
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		58,763,382	61,867,828
Continental Airlines Pass-Through Trust, Series 2007-1, Class B
6.90%	04/19/22		329,923	347,505
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		32,770,488	35,015,961
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		3,002,354	3,268,542
SMBC Aviation Capital Finance DAC (Ireland)
3.00%	07/15/22	[2,3]	20,315,000	20,684,202
U.S. Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		456,976	475,259
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		15,304,050	16,626,080
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		2,881,776	3,252,702
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		36,503,565	40,602,151

16 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%	06/03/25		$8,851	$9,561
United Airlines Pass-Through Trust, Series 2013-1, Class A
4.30%	08/15/25		14,179,885	15,230,635
United Airlines Pass-Through Trust, Series 2018-1, Class AA
3.50%	03/01/30		33,451,488	34,838,400

				325,608,845

Water — 0.09%
American Water Capital Corp.
3.45%	06/01/29		71,513,000	75,552,473

Total Corporates (Cost $16,531,944,817)				17,330,760,186

FOREIGN GOVERNMENT OBLIGATIONS — 0.13%
Foreign Government Obligations — 0.13%
Bahrain Government International Bond, Series REGS (Bahrain)
7.00%	10/12/28	[3]	4,700,000	5,566,563
Brazilian Government International Bond (Brazil)
4.63%	01/13/28	[3]	5,700,000	6,141,750
Colombia Government International Bond (Colombia)
3.88%	04/25/27	[3]	4,700,000	4,974,480
Dominican Republic International Bond, Series REGS (Dominican Republic)
6.00%	07/19/28	[3]	8,500,000	9,469,914
Egypt Government International Bond (Egypt)
5.58%	02/21/23	[2,3]	4,700,000	4,922,075
Mexico Government International Bond (Mexico)
3.75%	01/11/28	[3]	7,500,000	7,805,625
Oman Government International Bond (Oman)
5.63%	01/17/28	[2,3]	9,400,000	9,750,620
Perusahaan Penerbit SBSN Indonesia III, Series REGS (Indonesia)
4.15%	03/29/27	[3]	5,100,000	5,490,150
Qatar Government International Bond (Qatar)
4.50%	04/23/28	[3]	8,430,000	9,674,268
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.75%	05/27/26	[3]	9,400,000	10,497,920
Saudi Government International Bond, Series REGS (EMTN) (Saudi Arabia)
4.50%	10/26/46	[3]	3,800,000	4,219,900

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Saudi Government International Bond (Saudi Arabia)
4.00%	04/17/25	[2,3]	$8,420,000	$9,092,707
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[3]	7,500,000	7,842,000
Uruguay Government International Bond (Uruguay)
4.38%	01/23/31	[3]	6,570,000	7,360,043

Total Foreign Government Obligations (Cost $94,894,378)				102,808,015

MORTGAGE-BACKED — 41.77%**
Non-Agency Commercial
Mortgage-Backed — 1.79%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[2,8]	122,855,000	135,296,280
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[2]	7,740,000	7,995,513
Bayview Commercial Asset Trust, Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
2.33%	04/25/34	[1,2]	25,023	24,912
Bayview Commercial Asset Trust, Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.43%)
2.22%	08/25/34	[1,2]	235,944	232,617
BB-UBS Trust, Series 2012-SHOW, Class A
3.43%	11/05/36	[2]	8,640,000	8,985,720
CALI Mortgage Trust, Series 2019-101C, Class A
3.96%	03/10/39	[2]	80,200,000	87,647,308
CALI Mortgage Trust, Series 2019-101C, Class XA (IO)
0.30%	03/10/39	[2,8]	272,551,000	7,049,150
Capmark Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.11%	05/15/35	[8]	2,614,779	16,844
Century Plaza Towers, Series 2019-CPT, Class A
2.87%	11/13/39	[2]	32,595,000	32,820,784
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[2]	42,582,744	44,326,443
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.25%	05/10/35	[2]	5,000	5,142

December 2019 / 17

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[2]	$14,635,000	$15,504,375
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%	10/10/46		440,000	464,758
Commercial Mortgage Trust, Series 2013-SFS, Class A2
2.99%	04/12/35	[2,8]	7,205,000	7,351,904
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[2,8]	15,960,000	16,830,909
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[2]	16,440,000	17,043,606
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[2]	74,550,000	78,255,333
DC Office Trust, Series 2019-MTC, Class A
2.97%	09/15/45	[2]	31,080,000	31,545,190
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A
3.55%	09/10/35	[2,8]	1,362,500	1,428,574
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.91%	04/15/35	[1,2]	5,995,343	5,883,168
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[2]	73,520,000	74,311,983
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[2]	1,335,802	1,343,199
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44		67,335,000	68,448,421
GS Mortgage Securities Trust, Series 2012-ALOH, Class A
3.55%	04/10/34	[2]	59,497,000	60,860,909
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.23%	07/10/39	[2]	84,860,000	88,571,310
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A
3.04%	12/10/41	[2]	80,970,000	82,431,347
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[2]	5,116,888	5,099,695
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%	08/15/46		10,701,064	10,994,921

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[2]	$40,536,723	$41,381,070
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[2,8]	1,524,129	1,538,142
Morgan Stanley Capital I Trust, Series 2014-MP, Class A
3.47%	08/11/33	[2]	94,742,500	96,540,163
One Bryant Park Trust, Series 2019-OBP, Class A
2.52%	09/15/54	[2]	147,597,000	144,026,097
Queens Center Mortgage Trust, Series 2013-QCA, Class A
3.28%	01/11/37	[2]	15,810,000	16,333,684
RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A
3.83%	01/15/32	[2,8]	103,085,000	108,338,938
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43	[2,8]	48,415,000	49,352,726
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[2,8]	10,145,000	10,548,955
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[2]	29,803,200	30,353,176
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[2]	818,760	823,775
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		47,205,000	48,102,244

				1,438,109,285

Non-Agency Mortgage-Backed — 6.45%
Aames Mortgage Trust, Series 2002-1, Class A3
(STEP-reset date 02/25/20)
7.40%	06/25/32		39,830	39,888
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.01%	02/25/37	[1]	45,569,068	45,122,077
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.43%	05/25/34	[1]	3,699	3,576
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)

18 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
1.94%	06/25/36	[1]	$3,286,974	$2,677,516
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A1
(LIBOR USD 1-Month plus 0.19%)
1.98%	06/25/37	[1]	42,419,210	34,252,434
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
2.33%	01/25/36	[1]	297,869	281,949
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.02%	09/25/35	[1]	50,971	51,105
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.20%)
1.99%	08/25/36	[1]	7,216,753	7,265,008
Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		7,293	7,571
Alternative Loan Trust, Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
3.74%	09/25/35	[1]	541,854	536,977
Alternative Loan Trust, Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
3.24%	02/25/36	[1]	55,457,223	54,641,567
Alternative Loan Trust, Series 2005-84, Class 1A1
3.48%	02/25/36	[8]	60,543	48,151
Alternative Loan Trust, Series 2006-HY13, Class 4A1
4.24%	02/25/37	[8]	1,528,396	1,502,889
Alternative Loan Trust, Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.17%)
1.96%	06/25/46	[1]	298,320	295,139
Alternative Loan Trust, Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
1.99%	03/25/37	[1]	629,274	209,823
American Home Mortgage Assets Trust, Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus 1.15%)
3.39%	10/25/46	[1]	46,485,347	42,087,550
American Home Mortgage Assets Trust, Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
1.92%	03/25/47	[1]	$14,000,266	$13,042,521
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
3.42%	10/25/34	[1]	6,210,275	6,254,959
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.39%)
2.18%	03/25/36	[1]	16,139,895	16,133,792
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.45%	11/25/34	[1]	22,148,405	22,031,686
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.24%	01/25/36	[1]	11,116,370	11,187,401
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 02/25/20)
7.12%	10/25/27		43,100	45,599
Argent Securities, Inc., Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.44%)
2.23%	11/25/35	[1]	19,840,000	19,690,168
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.05%	10/25/35	[1]	3,052,106	3,060,499
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.05%	11/25/35	[1]	24,495,113	24,206,325
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.42%	03/25/35	[1]	5,882,067	5,898,970
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.16%)
1.95%	11/25/36	[1]	51,614,743	30,942,161
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
2.54%	06/25/37	[1]	30,898,229	27,385,020

December 2019 / 19

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.79%	06/25/37	[1]	$22,572,238	$20,322,551
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
1.92%	07/25/36	[1]	12,759,161	12,645,285
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
2.02%	11/25/36	[1]	18,411,000	16,923,117
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		19,150	20,351
Banc of America Funding Trust, Series 2006-D, Class 3A1
4.21%	05/20/36	[8]	5,001,839	4,874,407
Banc of America Funding Trust, Series 2006-E, Class 2A1
4.57%	06/20/36	[8]	74,586	73,665
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
2.20%	07/20/36	[1]	3,944,048	3,952,432
Banc of America Funding Trust, Series 2006-H, Class 3A1
4.17%	09/20/46	[8]	1,210,089	1,147,072
Banc of America Funding Trust, Series 2014-R8, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.03%	06/26/36	[1,2]	4,068,962	4,070,967
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	08/27/36	[1,2]	23,162,563	22,974,786
Banc of America Funding Trust, Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)
2.05%	04/29/37	[1,2]	8,089,288	8,067,396
Banc of America Funding Trust, Series 2015-R2, Class 7A1
(LIBOR USD 1-Month plus 0.28%)
2.07%	09/29/36	[1,2]	3,684,452	3,695,863
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.01%	03/27/36	[1,2]	3,851,824	3,852,398
Banc of America Funding Trust, Series 2015-R5, Class 1A1
(LIBOR USD 1-Month plus 0.13%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
1.92%	10/26/36	[1,2]	$21,033,039	$20,939,087
Banc of America Funding Trust, Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
1.92%	10/26/36	[1,2]	42,536,000	41,710,287
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[2,8]	24,277,572	24,256,110
Banc of America Funding Trust, Series 2016-R1, Class B2
3.50%	03/25/40	[2,8]	23,780,000	23,182,815
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
4.70%	07/25/34	[8]	43,606	45,527
Banc of America Mortgage Trust, Series 2005-C, Class 2A2
4.65%	04/25/35	[8]	408,048	417,006
Banc of America Mortgage Trust, Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00%	07/25/46	[1]	137,410	134,379
Banc of America Mortgage Trust, Series 2007-1, Class 1A24
6.00%	03/25/37		741,310	733,888
Banc of America Mortgage Trust, Series 2007-3, Class 1A1
6.00%	09/25/37		373,591	362,644
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		296,952	240,928
BCAP LLC Trust, Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 0.65%)
2.44%	09/25/47	[1]	21,336,374	20,382,975
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.58%	11/27/37	[2,8]	194,180	194,735
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
4.29%	05/25/35	[8]	17,106	16,972
Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.33%	08/25/35	[1]	291,241	294,522
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
4.06%	07/25/36	[8]	1,880,726	1,607,024
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
4.59%	04/25/34	[8]	7,559	7,657

20 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
3.92%	01/25/35	[8]	$2,820,100	$2,838,967
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
3.88%	10/25/36	[8]	509,289	475,722
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
2.04%	08/25/20	[1]	1,567,917	1,019,710
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		590,970	720,116
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
1.93%	11/25/36	[1]	8,432,314	7,726,833
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1
(STEP-reset date 02/25/20)
5.50%	01/25/34		655,728	663,401
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2
(STEP-reset date 02/25/20)
5.75%	01/25/34		591,183	599,121
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
1.97%	10/25/36	[1]	2,153,682	2,052,379
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
1.96%	06/25/47	[1]	571,296	526,734
BX Trust, Series 2019-OC11, Class A
3.20%	12/09/41	[2]	42,245,000	43,451,864
Carrington Mortgage Loan Trust, Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.27%	10/25/35	[1]	451,701	453,418
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.10%	01/25/36	[1]	58,469,336	58,531,220
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
2.04%	06/25/36	[1]	5,497,848	5,477,466
Chase Funding Trust, Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
2.39%	07/25/33	[1]	3,059	2,941

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Funding Trust, Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
2.29%	02/26/35	[1]	$5,668	$5,218
Chase Mortgage Finance Trust, Series 2006-A1, Class 1A2
3.97%	09/25/36	[8]	753,377	708,242
Chase Mortgage Finance Trust, Series 2006-S3, Class 2A1
5.50%	11/25/21		1,702,779	1,147,397
Chase Mortgage Finance Trust, Series 2007-A2, Class 2A3
4.15%	07/25/37	[8]	1,954,525	1,980,936
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		572,449	541,654
Chaseflex Trust, Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
1.99%	09/25/36	[1]	8,161,271	6,806,680
CIM Trust, Series 2017-5, Class A2A
2.50%	05/25/57	[2,8]	57,213,933	57,010,137
CIM Trust, Series 2017-6, Class A1
3.02%	06/25/57	[2,8]	53,802,507	53,785,775
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[2,8]	112,381,448	112,528,420
CIM Trust, Series 2018-R1, Class A1
3.65%	05/01/55	[2]	103,189,207	100,752,136
CIM Trust, Series 2018-R2, Class A1
3.69%	08/25/57	[2,8]	76,741,853	76,910,949
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[2,8]	54,709,070	55,359,758
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58	[2,8]	133,075,467	134,674,475
CIM Trust, Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
2.77%	09/25/58	[1,2]	110,461,168	109,913,944
CIM Trust, Series 2019-R1, Class A
3.25%	10/25/58	[2,8]	265,866,220	268,143,444
CIM Trust, Series 2019-R3, Class A
2.63%	06/25/58	[2,8]	211,223,361	210,297,379
CIM Trust, Series 2019-R4, Class A1
3.00%	10/25/59	[2,8]	186,210,967	187,430,164
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.14%	10/25/37	[1,2]	54,209,611	54,801,124
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		210,185	214,691

December 2019 / 21

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citicorp Residential Mortgage Trust, Series 2006-2, Class A5
(STEP-reset date 02/25/20)
5.35%	09/25/36		$346,795	$348,863
Citicorp Residential Mortgage Trust, Series 2007-1, Class A5
(STEP-reset date 02/25/20)
5.30%	03/25/37		650,000	672,324
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.98%	02/25/34	[8]	112,030	109,905
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
3.83%	10/25/35	[8]	555,140	410,033
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.05%	11/25/35	[1]	156,007	129,310
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1
4.51%	03/25/36	[8]	11,096,984	10,318,259
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
4.54%	06/25/36	[8]	3,639,792	3,553,053
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.08%	08/25/36	[1]	305,000	303,294
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A1
(STEP-reset date 02/25/20)
6.75%	05/25/36		43,498,093	31,497,800
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
3.46%	03/25/37	[8]	431,864	369,887
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
1.99%	01/25/37	[1]	6,315	6,328
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.04%	06/25/37	[1]	499,209	497,622
Citigroup Mortgage Loan Trust, Inc., Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
3.77%	02/20/36	[1,2]	14,075,375	14,156,883
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
1.91%	06/25/47	[1,2]	8,725,946	8,786,756

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
3.03%	03/25/47	[1,2]	$14,634,583	$14,549,641
Citigroup Mortgage Loan Trust, Inc., Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
2.25%	03/25/36	[1,2]	4,399,740	4,393,038
Conseco Finance Corp., Series 1996-7, Class M1
7.70%	09/15/26	[8]	2,910,079	3,058,072
Conseco Finance Corp., Series 1998-2, Class A5
6.24%	12/01/28		2,417	2,426
Conseco Finance Corp., Series 1998-3, Class A6
6.76%	03/01/30	[8]	1,169,788	1,191,677
Conseco Finance Corp., Series 1998-6, Class A8
6.66%	06/01/30	[8]	1,513,563	1,561,495
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2
8.00%	06/15/32	[2,8]	167,566	171,025
Countrywide Asset-Backed Certificates Trust, Series 2005-11, Class AF4
5.21%	03/25/34	[8]	3,647,388	3,661,934
Countrywide Asset-Backed Certificates Trust, Series 2005-13, Class AF4
5.81%	04/25/36	[8]	230,325	222,534
Countrywide Asset-Backed Certificates Trust, Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
2.25%	11/25/35	[1]	11,848,818	11,834,943
Countrywide Asset-Backed Certificates Trust, Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
2.59%	10/25/47	[1]	11,365,145	11,080,512
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
3.96%	06/19/31	[8]	9,598	9,527
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		55,067	55,857
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.79%	08/25/34	[8]	951,400	937,541
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)

22 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.45%	02/25/35	[1]	$112,750	$108,681
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
4.91%	06/20/34	[8]	20,736	21,424
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
4.22%	09/20/34	[8]	1,030,366	1,022,334
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
4.97%	04/25/35	[8]	828,457	818,211
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
3.64%	01/25/36	[8]	176,637	169,085
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.39%	05/25/35	[1]	3,767,016	3,307,164
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
4.30%	09/25/47	[8]	924,533	877,275
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.26%	03/25/37	[8]	1,208,006	1,047,008
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
4.35%	08/25/33	[8]	14,354	14,773
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1
4.50%	07/25/20		3,636	3,560
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 2A1
6.50%	02/25/34		27,134	28,172
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 6A1
4.33%	06/25/34	[8]	132,951	137,783
Credit Suisse Mortgage Capital Trust, Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
2.49%	03/25/36	[1]	3,931,833	1,957,986
Credit Suisse Mortgage Capital Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		1,873,725	1,602,783

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust, Series 2010-17R, Class 1A1
4.25%	06/26/36	[2,8]	$54,842	$55,089
Credit Suisse Mortgage Capital Trust, Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
3.46%	08/27/36	[1,2]	7,204,310	7,266,491
Credit Suisse Mortgage Capital Trust, Series 2015-1R, Class 5A1
4.31%	09/27/35	[2,8]	2,748,375	2,771,125
Credit Suisse Mortgage Capital Trust, Series 2015-2R, Class 4A1
1.91%	06/27/47	[2,8]	11,185,008	11,173,636
Credit Suisse Mortgage Capital Trust, Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
1.91%	11/27/46	[1,2]	8,162,309	7,992,862
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2C
(STEP-reset date 02/25/20)
3.96%	02/25/37		34,170,651	26,989,792
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2D
(STEP-reset date 02/25/20)
3.96%	02/25/37		25,018,004	19,755,147
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2E
(STEP-reset date 02/25/20)
3.96%	02/25/37		4,549,485	3,593,198
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 02/25/20)
3.95%	01/25/33		13,112	13,400
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
(LIBOR USD 1-Month plus 1.04%)
2.83%	03/25/33	[1]	2,848,156	2,851,365
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
2.81%	11/25/33	[1]	79,163	78,596
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	10/25/36	[1]	16,635,214	14,793,243

December 2019 / 23

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
1.94%	11/25/36	[1]	$30,347,292	$18,837,186
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP-reset date 02/25/20)
3.48%	01/25/37		7,208,358	3,464,517
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP-reset date 02/25/20)
3.48%	01/25/37		13,546,221	6,514,885
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
1.96%	04/25/37	[1]	28,423,130	21,589,306
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	10/25/36	[1]	54,020,243	44,520,038
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B
(STEP-reset date 02/25/20)
5.78%	12/25/36		5,268,016	565,602
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.19%)
1.98%	08/25/36	[1]	3,626,361	3,489,367
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.13%)
1.92%	12/25/36	[1]	1,926,625	1,008,240
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR6, Class AR6
(LIBOR USD 1-Month plus 0.19%)
1.98%	02/25/37	[1]	703,005	651,860
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
3.39%	10/25/47	[1]	34,991,408	34,141,285
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	07/25/47	[1]	52,140,904	50,165,583
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		416,553	402,628
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.94%	02/25/36	[8]	1,048,051	984,822

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.12%	01/19/45	[1]	$2,372,473	$2,184,205
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
2.26%	02/19/45	[1]	342,875	337,401
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
2.00%	07/19/45	[1]	187,795	187,212
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.96%	10/19/36	[1]	18,434,936	16,557,200
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.90%	04/19/47	[1]	9,632,861	8,970,242
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[8]	10,347	10,346
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1
(STEP-reset date 02/25/20)
5.80%	11/25/32		36,213	37,803
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
1.95%	10/25/36	[1]	14,726,253	11,522,124
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.03%	10/25/36	[1]	928,602	735,977
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.90%	12/25/37	[1]	8,083,191	7,472,472
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
1.95%	12/25/37	[1]	22,229,503	20,658,642
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.00%	12/25/37	[1]	16,111,220	15,051,472
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.15%)
1.94%	04/25/36	[1]	24,982,502	24,578,129

24 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.23%)
2.02%	07/25/36	[1]	$31,440,000	$30,185,528
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
1.93%	01/25/38	[1]	72,156,252	50,818,804
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	03/25/37	[1]	46,409,890	33,183,062
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.89%	03/25/37	[1]	27,213,262	17,602,243
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.94%	03/25/37	[1]	15,600,928	10,179,593
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.01%	03/25/37	[1]	29,048,514	19,184,850
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
3.93%	08/25/34	[8]	6,829,750	6,803,185
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.06%	09/25/34	[8]	26,907	27,013
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
3.97%	10/25/34	[8]	1,260,834	1,268,745
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.71%	12/25/35	[8]	14,387,675	13,413,307
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.88%	02/25/36	[8]	15,789,912	13,600,123
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1
3.46%	06/25/35	[8]	15,236,556	14,435,863
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
4.06%	09/25/35	[8]	13,430,503	13,021,940
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.96%	10/25/35	[8]	16,100,305	12,817,064
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.89%	11/25/35	[8]	16,024,864	14,678,878

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
4.13%	03/25/36	[8]	$19,484,274	$16,584,540
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		11,381	8,085
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
4.29%	12/25/34	[8]	180,544	188,536
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
4.36%	01/25/37	[8]	90,198	77,874
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
4.20%	11/25/37	[8]	211,208	175,160
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.40%)
2.16%	08/19/34	[1]	4,871	4,884
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.84%	06/25/30	[1]	22,493	18,659
GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.92%	11/19/35	[8]	595,041	573,242
GMACM Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
3.88%	05/19/36	[8]	1,565,171	1,029,908
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
2.03%	08/25/45	[1]	1,574,457	1,420,326
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
1.99%	10/25/45	[1]	15,436,088	13,829,162
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A6
0.00%	01/25/47	[7]	37,800,000	—
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
1.95%	02/25/37	[1]	1,442,248	1,461,248
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.75%	10/25/57	[2]	47,978,288	49,025,793
GSAA Home Equity Trust, Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.07%	10/25/35	[1]	4,257,002	4,318,685

December 2019 / 25

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAA Home Equity Trust, Series 2005-9, Class 2A3
(LIBOR USD 1-Month plus 0.37%)
2.16%	08/25/35	[1]	$90,040	$90,303
GSAMP Trust, Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
2.14%	12/25/35	[1]	25,693,000	25,194,713
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
4.50%	08/25/34	[8]	2,978	2,976
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
4.22%	08/25/34	[8]	290,175	293,473
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
4.26%	10/25/35	[8]	2,947,870	2,329,809
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
4.52%	09/25/35	[8]	121,553	122,709
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
4.31%	05/25/37	[8]	2,171,489	1,896,011
HarborView Mortgage Loan Trust, Series 2004-1, Class 2A
4.18%	04/19/34	[8]	6,212	6,078
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
2.44%	01/19/35	[1]	342,172	309,397
HarborView Mortgage Loan Trust, Series 2004-5, Class 2A6
4.08%	06/19/34	[8]	3,021	3,077
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
2.21%	06/19/35	[1]	396,839	400,609
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
4.55%	07/19/35	[8]	44,090	40,403
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
1.96%	11/19/36	[1]	74,920,990	67,411,561
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
1.97%	09/19/46	[1]	85,767,523	82,923,575
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
2.79%	10/25/37	[1]	28,164,654	27,141,508

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
2.79%	10/25/37	[1]	$23,992,721	$23,885,406
HSI Asset Securitization Corp. Trust, Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	10/25/36	[1]	61,929,615	28,230,758
Impac CMB Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.31%	04/25/35	[1]	4,375,157	4,265,239
Impac CMB Trust, Series 2005-4, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.04%	05/25/35	[1]	5,204,095	4,950,877
Impac Secured Assets Corp., Series 2004-3, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.69%	11/25/34	[1]	481,671	489,529
Impac Secured Assets Corp., Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
2.69%	02/25/35	[1]	670,000	670,096
Impac Secured Assets Trust, Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.17%)
1.96%	11/25/36	[1]	8,615,550	8,322,474
Impac Secured Assets Trust, Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
1.90%	05/25/37	[1]	8,034,219	6,941,613
Impac Secured Assets Trust, Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.04%	05/25/37	[1]	59,090,690	50,767,619
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
3.95%	08/25/34	[8]	1,180,499	1,200,656
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
2.59%	08/25/34	[1]	18,175	17,121
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
2.65%	09/25/34	[1]	60,125	57,538
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
4.03%	03/25/35	[8]	635,555	630,702

26 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
3.84%	09/25/35	[8]	$4,382,906	$3,700,129
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.57%	10/25/35	[8]	25,780,720	23,428,505
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
3.81%	01/25/36	[8]	1,074,982	1,029,257
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
2.27%	04/25/35	[1]	586,627	575,126
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
3.86%	08/25/36	[8]	15,504,363	12,706,235
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
1.91%	08/25/36	[1]	163,281	149,541
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
1.99%	10/25/36	[1]	23,177,150	22,362,891
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.20%)
1.99%	01/25/37	[1]	48,922,670	47,048,389
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.73%	05/25/36	[8]	3,891,384	3,615,570
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
3.90%	05/25/36	[8]	26,930,414	21,963,145
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
4.07%	03/25/37	[8]	612,082	586,858
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.27%	06/25/37	[8]	3,764,881	3,186,662
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
3.66%	11/25/37	[8]	2,839,456	2,796,352
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A3
6.61%	02/25/28		74,618	75,259
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
4.16%	05/25/36	[8]	726,653	627,144

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
4.05%	05/25/36	[8]	$7,398,922	$5,736,367
JPMorgan Mortgage Acquisition Trust, Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
2.45%	09/25/35	[1]	6,925,231	6,940,914
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A
(STEP-reset date 02/25/20)
5.83%	07/25/36		35,508,921	18,163,021
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6
(STEP-reset date 02/25/20)
6.00%	07/25/36		4,951,633	2,441,566
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.02%	11/25/36	[1]	232,445	232,996
JPMorgan Mortgage Acquisition Trust, Series 2007-CH3, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.00%	03/25/37	[1]	588,391	589,185
JPMorgan Mortgage Acquisition Trust, Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
1.94%	05/25/37	[1]	51,560,706	49,776,863
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
1.89%	03/25/47	[1]	138,502	98,949
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF2
(STEP-reset date 02/25/20)
4.22%	03/25/47		9,060,515	7,602,419
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF3
(STEP-reset date 02/25/20)
4.22%	05/25/35		7,625,529	6,398,305
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4
(STEP-reset date 02/25/20)
4.22%	03/25/47		3,466,150	2,908,263
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.07%	03/25/47	[1]	240,000	212,560
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
3.63%	11/25/33	[8]	144,514	142,240
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
4.78%	09/25/34	[8]	423,335	443,719

December 2019 / 27

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
4.50%	08/25/35	[8]	$124,137	$126,620
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		1,996,888	1,812,288
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
4.09%	11/25/33	[8]	5,149	5,118
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
4.33%	05/25/36	[8]	1,017,166	1,003,431
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
4.28%	05/25/36	[8]	706,797	706,289
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
4.45%	06/25/36	[8]	573,781	516,599
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
4.45%	06/25/36	[8]	1,849,687	1,686,366
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
4.40%	08/25/36	[8]	519,041	458,036
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
4.31%	07/25/35	[8]	1,679,286	1,721,557
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
4.20%	05/25/37	[8]	2,602,429	2,502,718
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.17%	05/25/37	[8]	423,950	416,722
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
4.11%	06/25/37	[8]	3,804,589	3,548,967
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
4.51%	06/25/37	[8]	580,017	535,583
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)
1.90%	12/27/46	[1,2]	8,366,730	8,266,522
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.09%	11/25/35	[1]	9,359,006	9,348,368
Lehman XS Trust, Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
2.33%	12/25/35	[1]	437,123	426,348

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.20%)
1.99%	08/25/46	[1]	$16,467,545	$15,803,618
Lehman XS Trust, Series 2006-13, Class 1A2
(LIBOR USD 1-Month plus 0.34%)
2.13%	09/25/36	[1]	1,411,726	1,512,128
Lehman XS Trust, Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
2.03%	08/25/36	[1]	53,468	52,478
Lehman XS Trust, Series 2006-5, Class 1A1A
(LIBOR USD 1-Month plus 0.21%)
2.00%	04/25/36	[1]	32,204,720	30,552,261
Lehman XS Trust, Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
1.95%	06/25/36	[1]	39,001,919	34,721,833
Lehman XS Trust, Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.24%)
2.03%	03/25/47	[1]	26,962,367	24,655,605
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.69%	10/25/34	[1]	40,328	40,354
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.93%	01/25/34	[8]	36,714	37,151
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.89%	11/25/33	[8]	1,042,061	1,042,045
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
4.70%	11/21/34	[8]	3,760,400	3,866,126
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
4.35%	10/25/34	[8]	319,020	320,203
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
4.13%	06/25/34	[8]	249	246
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
4.25%	09/25/34	[8]	2,867,107	2,825,996
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
4.58%	05/25/36	[8]	7,185,717	5,504,509
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.15%)

28 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
1.94%	11/25/36	[1]	$15,188,982	$7,214,645
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.00%	11/25/36	[1]	4,219,162	2,032,027
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
2.00%	05/25/37	[1]	33,850,913	32,792,582
MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1
4.47%	10/25/32	[8]	17,741	18,363
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates, Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.44%	11/15/31	[1]	1,261,360	1,276,088
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	04/25/37	[1]	180,842,187	113,581,091
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
1.96%	04/25/37	[1]	34,729,903	20,487,552
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
2.04%	04/25/37	[1]	72,753,656	43,568,243
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
2.03%	05/25/37	[1]	35,437,768	23,155,898
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
2.11%	05/25/37	[1]	17,500,708	11,590,541
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.97%	06/25/37	[1]	14,659,863	11,819,507
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
2.04%	06/25/37	[1]	19,579,782	16,064,464
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
1.91%	07/25/37	[1]	31,455,747	21,248,382

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
1.95%	07/25/37	[1]	$23,057,844	$15,192,185
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
4.16%	10/25/33	[8]	391,642	395,183
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
4.35%	08/25/34	[8]	1,429,835	1,432,070
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.21%)
2.00%	02/25/36	[1]	10,071	9,968
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A4
(LIBOR USD 1-Month plus 0.34%)
2.13%	08/25/35	[1]	304,033	305,267
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A2B
(STEP-reset date 02/25/20)
5.61%	03/25/37		31,064,247	11,623,715
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A2D
(STEP-reset date 02/25/20)
5.90%	03/25/37		24,312,917	9,097,530
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.00%	08/25/36	[1]	4,503,394	4,464,926
Mid-State Capital Corp., Series 2004-1, Class A
6.01%	08/15/37		274,102	294,538
Mid-State Capital Corp., Series 2005-1, Class A
5.75%	01/15/40		14,048,187	15,231,977
Mid-State Capital Corp., Series 2006-1, Class A
5.79%	10/15/40	[2]	10,762,248	11,903,478
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		231,564	244,211
Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.09%	12/25/35	[1]	1,255,118	1,253,971
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
2.11%	01/25/35	[1]	135,573	132,191

December 2019 / 29

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.95%	09/25/34	[8]	$804,219	$793,274
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
2.05%	04/25/35	[1]	2,681,561	2,684,804
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[8]	782,135	313,557
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S
(STEP-reset date 02/25/20)
5.50%	02/25/47		115,689	115,284
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
1.91%	04/25/37	[1]	5,416,476	2,449,556
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 2B
(LIBOR USD 1-Month plus 0.24%)
2.19%	12/26/46	[1,2]	14,773,752	14,744,798
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.82%)
3.15%	12/26/46	[1,2]	8,064,650	8,049,120
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
3.31%	07/26/46	[1,2]	2,540,980	2,546,429
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
4.29%	08/26/34	[2,8]	1,306,474	1,328,867
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus 0.75%)
2.74%	06/26/47	[1,2]	16,850,870	16,695,463
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
(Federal Reserve US 12-Month Cumulative Average plus 0.96%)
3.29%	06/26/47	[1,2]	5,120,972	5,132,715
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
2.51%	08/26/47	[1,2]	8,926,369	8,899,033
MortgageIT Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
2.43%	02/25/35	[1]	5,360,658	5,321,570

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.07%	10/25/35	[1]	$6,689,906	$6,624,284
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.31%	12/25/35	[1]	1,095,838	1,093,620
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.07%	09/25/36	[1]	9,263,928	9,222,799
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
2.04%	06/25/37	[1]	8,265,000	7,979,904
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
2.87%	01/25/34	[1]	135,819	137,077
New Century Home Equity Loan Trust, Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.47%	03/25/35	[1]	597,669	599,901
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.01%	02/25/36	[1]	280,363	276,617
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
2.06%	03/25/36	[1]	20,916,765	20,897,206
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
2.93%	06/26/37	[2,8]	183,399	183,660
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
4.45%	11/26/36	[1,2]	4,048,722	4,038,933
Nomura Resecuritization Trust, Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
2.13%	03/26/37	[1,2]	4,656,009	4,637,369
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
1.84%	01/26/37	[1,2]	6,716,627	6,701,730
NRPL, Series 2019-3A, Class A1
(STEP-reset date 02/25/20)
3.00%	07/25/59	[2]	51,622,650	51,578,688
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[8]	21,378,712	10,529,389

30 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
2.01%	01/25/36	[1]	$16,549,053	$16,409,549
Ownit Mortgage Loan Trust, Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	05/25/37	[1]	20,687,447	20,026,924
Ownit Mortgage Loan Trust, Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.03%	05/25/37	[1]	21,745,070	18,600,281
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5
(STEP-reset date 02/25/20)
3.71%	01/25/36		22,910,000	20,806,995
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
2.05%	11/25/36	[1]	67,782	67,087
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.10%	06/25/47	[1]	23,015,500	21,056,768
Popular ABS, Inc., Series 1998-1, Class A2 (STEP-reset date 02/25/20)
7.48%	11/25/29		47,971	47,674
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
4.88%	08/25/33	[8]	477,841	485,280
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.51%	12/25/35	[8]	4,441,217	2,876,652
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
4.36%	04/25/35	[8]	1,139,185	1,040,562
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
4.06%	07/25/35	[8]	3,555,473	3,049,435
Residential Accredit Loans Trust, Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
3.24%	01/25/46	[1]	5,810,472	5,393,972
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
4.54%	01/25/36	[8]	150,236	128,614
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.88%	01/25/36	[8]	14,963,719	13,158,389

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.19%)
1.98%	08/25/36	[1]	$25,933,310	$24,208,394
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.56%	08/25/36	[4,5,8]	26,032,389	599,893
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
2.17%	09/25/36	[1]	249,920	196,960
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36	[4,5,8]	86,056,935	1,388,761
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.71%	06/25/36	[4,5,8]	43,531,682	1,074,819
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[4,5,8]	105,348,735	2,820,839
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.47%	09/25/37	[4,5,8]	75,964,659	1,742,409
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.37%	03/25/37	[4,5,8]	47,561,484	689,798
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.27%	03/25/37	[4,5,8]	56,044,376	525,181
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.31%	04/25/37	[4,5,8]	116,879,788	1,648,034
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37	[4,5,8]	39,021,267	555,284
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.40%	06/25/37	[4,5,8]	98,982,708	1,917,122
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		1,391	1,391
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		33,932	35,716
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31		25,097	17,608
Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
2.34%	09/25/35	[1]	750,000	751,996

December 2019 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Corp., Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.12%	04/25/36	[1]	$815,000	$808,104
Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1
4.17%	12/25/34	[8]	248,254	246,433
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
4.25%	12/25/34	[8]	19,826	20,122
Residential Asset Securitization Trust, Series 2004-IP2, Class 3A1
4.28%	12/25/34	[8]	448,532	462,257
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		2,285,099	2,358,243
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.87%	11/25/35	[8]	4,629,410	3,721,666
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
4.96%	09/25/36	[8]	744,521	713,645
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
5.38%	09/25/36	[8]	353,040	279,168
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
5.17%	11/25/36	[8]	93,502	89,889
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
4.77%	04/25/37	[8]	1,758,349	1,655,794
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP-reset date 02/25/20)
6.81%	06/25/16		2,453	2,878
Saxon Asset Securities Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.94%	01/25/47	[1]	5,780,932	5,698,128
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
2.19%	09/25/47	[1]	32,174,000	29,416,341
Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2
(STEP-reset date 02/25/20)
3.29%	01/25/36		7,724,531	6,714,053
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
1.90%	02/25/37	[1]	6,591,798	3,957,495

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
2.06%	02/25/37	[1]	$32,631,463	$20,060,962
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.02%	02/25/37	[1]	43,795,379	24,383,200
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
1.92%	05/25/37	[1]	18,828,421	14,475,501
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
2.14%	05/25/37	[1]	14,200,232	11,259,430
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
1.94%	12/25/36	[1]	34,777,868	20,392,622
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
1.93%	01/25/37	[1]	18,642,714	15,480,374
Sequoia Mortgage Trust, Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.42%	06/20/33	[1]	685	677
Sequoia Mortgage Trust, Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.40%	01/20/34	[1]	1,488	1,461
Sequoia Mortgage Trust, Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
2.47%	05/20/34	[1]	349,852	346,199
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.03%	12/25/36	[1,2]	15,182,452	9,858,251
Soundview Home Loan Trust, Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.47%	06/25/35	[1]	21,982,314	21,962,376
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
4.52%	02/25/34	[8]	22,443	23,200
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
4.10%	09/25/34	[8]	6,385,305	6,379,647

32 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
3.97%	10/25/34	[8]	$165,263	$165,263
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
4.16%	10/25/34	[8]	7,650,010	7,671,435
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
4.05%	10/25/34	[8]	2,289,369	2,216,254
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
2.64%	11/25/34	[8]	36,539	34,955
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
3.98%	01/25/35	[8]	611,566	611,705
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
4.08%	06/25/35	[8]	2,289,771	2,305,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3
3.94%	09/25/35	[8]	16,312,474	13,610,146
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.95%	01/25/37	[1]	31,392,614	29,874,571
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
4.01%	10/25/47	[8]	751,440	665,388
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.28%)
2.07%	02/25/36	[1]	605,614	586,065
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
1.91%	10/25/36	[1]	22,300,361	20,842,405
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
3.74%	08/25/47	[1]	137,302,806	136,169,056
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.10%	07/25/36	[1]	159,546	159,936
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.93%	09/25/36	[1]	455,270	454,707

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 1997-2, Class 2A4
7.25%	03/28/30		$1,026	$1,068
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class 3A5
4.30%	09/25/33	[8]	132,064	134,823
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 5A4
4.13%	11/25/33	[8]	1,265,486	1,307,906
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1
(LIBOR USD 1-Month plus 0.30%)
2.09%	01/25/35	[1]	1,409,228	1,399,253
Structured Asset Securities Corp. Trust, Series 2005-5, Class 2A4
5.50%	04/25/35		2,341,030	2,300,476
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
4.71%	06/25/37	[8]	2,511,372	2,243,703
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
3.45%	12/25/44	[8]	118,218	119,190
Wachovia Mortgage Loan Trust, Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.23%)
2.02%	01/25/37	[1]	16,066,008	10,052,575
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.24%)
2.03%	08/25/36	[1]	18,614,993	10,777,955
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.90%	01/25/37	[1]	3,929,133	2,475,975
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
1.94%	01/25/37	[1]	36,270,320	23,011,632
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
2.02%	01/25/37	[1]	12,175,334	7,829,072
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
4.70%	06/25/33	[8]	3,284,394	3,352,648
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
4.50%	06/25/34	[8]	35,007	35,620

December 2019 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.21%	05/25/44	[1]	$1,066,427	$1,068,884
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
2.34%	05/25/35	[1]	2,577,723	2,148,062
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.29%	06/25/35	[1]	5,229,335	4,626,747
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.43%	01/25/45	[1]	705,617	693,547
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.11%	08/25/45	[1]	34,913,160	34,543,335
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.88%	10/25/35	[8]	1,161,423	1,161,094
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.08%	10/25/45	[1]	5,355,857	5,286,701
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.75%	12/25/35	[8]	3,854,966	3,792,745
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.26%)
2.05%	11/25/45	[1]	27,687,667	27,198,960
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.27%)
2.06%	12/25/45	[1]	13,154,506	12,878,812
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.29%)
2.08%	12/25/45	[1]	14,540,290	14,292,260
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.33%)
2.12%	01/25/45	[1]	13,940,549	13,855,839
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
2.10%	01/25/45	[1]	1,117,026	1,090,964

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.38%)
2.17%	01/25/45	[1]	$3,966,552	$3,924,426
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.25%	04/25/45	[1]	150,045	149,587
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.07%)
3.31%	01/25/46	[1]	29,156,004	28,833,197
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
3.71%	09/25/36	[8]	12,424,690	11,959,840
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
3.52%	12/25/36	[8]	740,209	714,527
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
3.24%	02/25/46	[1]	16,433,664	16,790,725
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
3.27%	05/25/46	[1]	5,411,981	5,453,326
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
3.22%	07/25/46	[1]	11,825,302	11,322,348
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		187,580	178,949
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
4.00%	07/25/37	[8]	279,229	264,461
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
2.94%	02/25/47	[1]	13,852,261	13,011,353
WaMu MSC Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
4.27%	11/25/30	[8]	318,405	325,053
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		173,918	173,419

34 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
5.17%	03/25/36	[8]	$2,784,065	$2,734,533

				5,199,647,462

U.S. Agency Commercial Mortgage-Backed — 1.97%
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[8]	122,515,000	128,453,578
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.52%	11/25/23	[1]	18,208,343	18,202,229
Fannie Mae-Aces, Series 2017-M13, Class A2
2.94%	09/25/27	[8]	100,000,000	104,076,655
Fannie Mae-Aces, Series 2018-M1, Class A2
2.99%	12/25/27	[8]	810,000	845,705
Fannie Mae-Aces, Series 2018-M14, Class A2
3.58%	08/25/28	[8]	237,600,000	257,610,261
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K081, Class A2
3.90%	08/25/28	[8]	135,000,000	149,614,985
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class A2
3.92%	09/25/28	[8]	180,000,000	200,082,816
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K083, Class A2
4.05%	09/25/28	[8]	175,000,000	196,282,074
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K084,
Class A2
3.78%	10/25/28	[8]	285,835,000	313,513,218
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1510, Class A3
3.79%	01/25/34		9,400,000	10,476,164
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K154, Class A2
3.42%	04/25/32		750,000	807,772
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K154, Class A3
3.46%	11/25/32		72,550,000	78,048,057

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K157, Class A3
3.99%	08/25/33	[8]	$250,000	$283,982
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF03, Class A
(LIBOR USD 1-Month plus 0.34%)
2.04%	01/25/21	[1]	71,437	71,416
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF15, Class A
(LIBOR USD 1-Month plus 0.67%)
2.37%	02/25/23	[1]	31,864,719	31,850,462
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A
(LIBOR USD 1-Month plus 0.55%)
2.25%	03/25/23	[1]	6,876,663	6,877,636
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT1
2.80%	04/25/46	[8]	28,961,876	29,195,748
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT2
2.84%	12/25/47	[8]	62,932,560	63,595,133

				1,589,887,891

U.S. Agency Mortgage-Backed — 31.56%
Fannie Mae Grantor Trust, Series 2017-T1, Class A
2.90%	06/25/27		62,781,931	64,540,346
Fannie Mae Pool 190375
5.50%	11/01/36		752,285	845,982
Fannie Mae Pool 190396
4.50%	06/01/39		11,864	12,873
Fannie Mae Pool 254232
6.50%	03/01/22		6,434	6,656
Fannie Mae Pool 313182
7.50%	10/01/26		1,039	1,125
Fannie Mae Pool 394854
6.50%	05/01/27		873	969
Fannie Mae Pool 467243
4.55%	01/01/21		2,390,764	2,424,393
Fannie Mae Pool 468128
4.33%	07/01/21		1,874,311	1,918,667
Fannie Mae Pool 468587
3.84%	08/01/21		604,019	616,757
Fannie Mae Pool 545191
7.00%	09/01/31		2,856	3,181

December 2019 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545756
7.00%	06/01/32		$655	$758
Fannie Mae Pool 606108
7.00%	03/01/31		2,528	2,544
Fannie Mae Pool 613142
7.00%	11/01/31		8,871	10,240
Fannie Mae Pool 625666
7.00%	01/01/32		8,592	9,631
Fannie Mae Pool 633698
7.50%	02/01/31		30,811	36,015
Fannie Mae Pool 655928
7.00%	08/01/32		134,934	159,948
Fannie Mae Pool 725257
5.50%	02/01/34		912,820	1,027,110
Fannie Mae Pool 734830
4.50%	08/01/33		12,485	13,398
Fannie Mae Pool 734922
4.50%	09/01/33		1,756,473	1,901,394
Fannie Mae Pool 735207
7.00%	04/01/34		18,604	21,537
Fannie Mae Pool 735224
5.50%	02/01/35		3,484,928	3,923,212
Fannie Mae Pool 735646
4.50%	07/01/20		16,461	17,001
Fannie Mae Pool 735651
4.50%	06/01/35		4,181,879	4,482,467
Fannie Mae Pool 735686
6.50%	12/01/22		851	877
Fannie Mae Pool 740297
5.50%	10/01/33		1,792	2,016
Fannie Mae Pool 745147
4.50%	12/01/35		25,343	27,484
Fannie Mae Pool 745592
5.00%	01/01/21		3	3
Fannie Mae Pool 753168
4.50%	12/01/33		7,161	7,737
Fannie Mae Pool 815422
4.50%	02/01/35		32,640	35,372
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
3.58%	11/01/35	[1]	180,440	190,788
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
4.04%	11/01/35	[1]	3,916	4,073
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.59%	12/01/35	[1]	4,993	5,186

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 888412
7.00%	04/01/37		$244,439	$273,388
Fannie Mae Pool 889125
5.00%	12/01/21		39,713	39,910
Fannie Mae Pool 889184
5.50%	09/01/36		3,372,844	3,798,432
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
4.57%	05/01/37	[1]	6,810	7,057
Fannie Mae Pool AB1613
4.00%	10/01/40		32,625,690	35,177,235
Fannie Mae Pool AB1803
4.00%	11/01/40		37,594,300	40,886,416
Fannie Mae Pool AB2127
3.50%	01/01/26		15,678,505	16,249,366
Fannie Mae Pool AB3679
3.50%	10/01/41		13,051,414	13,759,833
Fannie Mae Pool AB3864
3.50%	11/01/41		10,850,002	11,522,418
Fannie Mae Pool AB4045
3.50%	12/01/41		11,721,234	12,420,726
Fannie Mae Pool AB4262
3.50%	01/01/32		7,310,619	7,666,276
Fannie Mae Pool AB9703
3.50%	06/01/43		29,347,500	30,861,719
Fannie Mae Pool AC8279
4.50%	08/01/39		17,513	19,003
Fannie Mae Pool AD0849
4.25%	02/01/20		3,622,775	3,617,330
Fannie Mae Pool AE0482
5.50%	01/01/38		8,328,837	9,334,519
Fannie Mae Pool AE0600
3.85%	11/01/20		12,900,197	13,061,886
Fannie Mae Pool AE0605
4.65%	07/01/20		3,310,183	3,322,141
Fannie Mae Pool AE0918
3.67%	10/01/20		1,307,585	1,307,840
Fannie Mae Pool AH3780
4.00%	02/01/41		15,121,115	16,414,552
Fannie Mae Pool AJ1404
4.00%	09/01/41		21,654,068	23,260,674
Fannie Mae Pool AL0209
4.50%	05/01/41		22,099,351	24,314,725
Fannie Mae Pool AL0290
4.45%	04/01/21		16,188,150	16,666,174
Fannie Mae Pool AL0834
4.07%	10/01/21		19,004,404	19,632,457

36 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL0851
6.00%	10/01/40	$13,939,208	$15,994,606
Fannie Mae Pool AL1445
4.36%	11/01/21	41,650,150	42,622,694
Fannie Mae Pool AL2669
4.46%	09/01/21	13,114,402	13,266,577
Fannie Mae Pool AL4597
4.00%	01/01/44	56,826,662	61,967,044
Fannie Mae Pool AL8037
4.50%	07/01/34	237,904	256,071
Fannie Mae Pool AL8356
4.50%	07/01/34	618,924	663,015
Fannie Mae Pool AL8960
4.50%	05/01/46	53,864,232	58,202,452
Fannie Mae Pool AL9106
4.50%	02/01/46	71,183,710	76,916,839
Fannie Mae Pool AL9217
3.50%	10/01/46	37,579,001	39,629,699
Fannie Mae Pool AL9472
4.00%	10/01/43	10,556,855	11,301,331
Fannie Mae Pool AL9722
4.50%	08/01/46	232,493,480	251,218,484
Fannie Mae Pool AL9846
4.50%	02/01/47	234,591,009	253,484,947
Fannie Mae Pool AM4869
4.07%	12/01/25	1,796,405	1,965,759
Fannie Mae Pool AM6057
3.44%	08/01/26	6,750,000	7,262,546
Fannie Mae Pool AM6667
3.39%	09/01/26	3,461,000	3,689,359
Fannie Mae Pool AM8036
2.66%	03/01/27	1,965,000	2,006,396
Fannie Mae Pool AM8709
2.82%	04/01/27	6,198,009	6,389,365
Fannie Mae Pool AM8765
2.83%	06/01/27	4,000,000	4,132,372
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,721,793
Fannie Mae Pool AM8969
3.27%	07/01/30	12,609,316	13,370,504
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	49,982,196
Fannie Mae Pool AM9602
3.57%	08/01/27	1,712,272	1,840,041
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,515,317
Fannie Mae Pool AM9749
3.48%	11/01/30	5,307,421	5,718,167

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM9954
3.22%	11/01/27	$3,139,017	$3,307,244
Fannie Mae Pool AN0153
3.36%	11/01/30	10,441,216	11,149,670
Fannie Mae Pool AN0154
3.36%	11/01/30	14,803,641	15,808,094
Fannie Mae Pool AN0648
3.28%	01/01/28	13,699,934	14,490,049
Fannie Mae Pool AN1161
3.05%	04/01/28	435,000	456,842
Fannie Mae Pool AN1427
2.96%	04/01/28	4,039,966	4,209,869
Fannie Mae Pool AN1482
3.03%	05/01/31	5,299,565	5,507,736
Fannie Mae Pool AN2271
2.33%	08/01/26	2,152,000	2,152,805
Fannie Mae Pool AN4429
3.22%	01/01/27	23,130,000	24,457,497
Fannie Mae Pool AN4435
3.22%	01/01/27	29,420,000	31,108,498
Fannie Mae Pool AN9814
3.63%	08/01/28	133,604,990	144,423,033
Fannie Mae Pool AN9827
3.62%	08/01/28	37,930,000	41,444,304
Fannie Mae Pool AS8605
3.00%	01/01/32	263,783	272,170
Fannie Mae Pool AS8663
4.50%	01/01/47	41,239,563	43,956,058
Fannie Mae Pool AS9830
4.00%	06/01/47	170,773,269	179,625,461
Fannie Mae Pool AS9972
4.00%	07/01/47	145,927,277	153,491,554
Fannie Mae Pool AU3739
3.50%	08/01/43	39,081,355	41,905,142
Fannie Mae Pool BD2450
3.50%	01/01/47	161,897	168,403
Fannie Mae Pool BL0242
3.82%	11/01/30	250,000	277,170
Fannie Mae Pool BL0481
3.58%	01/01/26	74,360,000	78,943,298
Fannie Mae Pool BL0690
3.90%	12/01/30	17,950,000	20,082,514
Fannie Mae Pool BL0691
3.90%	12/01/30	34,968,000	39,122,303
Fannie Mae Pool BL0702
3.86%	11/01/28	39,100,000	43,206,702
Fannie Mae Pool BL0937
3.83%	12/01/28	93,333,446	102,029,501

December 2019 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BL4304
2.24%	09/01/29	$120,195,000	$118,374,881
Fannie Mae Pool BL4465
2.19%	10/01/29	122,500,000	120,099,049
Fannie Mae Pool BM4299
3.00%	03/01/30	64,472,589	66,082,356
Fannie Mae Pool BM4304
3.00%	02/01/30	90,908,029	93,333,788
Fannie Mae Pool BM5164
4.00%	11/01/48	103,191,713	108,271,366
Fannie Mae Pool CA1187
3.50%	02/01/48	181,064,348	188,147,705
Fannie Mae Pool CA1711
4.50%	05/01/48	36,207,039	38,411,001
Fannie Mae Pool CA2208
4.50%	08/01/48	87,820,196	92,781,695
Fannie Mae Pool CA2327
4.00%	09/01/48	63,025,480	67,471,731
Fannie Mae Pool CA4011
3.50%	08/01/49	244,685,221	249,483,430
Fannie Mae Pool FN0001
3.77%	12/01/20	28,482,401	28,853,725
Fannie Mae Pool MA1146
4.00%	08/01/42	54,531,980	58,397,839
Fannie Mae Pool MA1177
3.50%	09/01/42	64,170,650	67,515,869
Fannie Mae Pool MA1404
3.50%	04/01/43	4,979	5,236
Fannie Mae Pool MA1527
3.00%	08/01/33	60,844,472	62,751,140
Fannie Mae Pool MA1561
3.00%	09/01/33	38,189,864	39,386,610
Fannie Mae Pool MA1582
3.50%	09/01/43	19,562,557	20,572,105
Fannie Mae Pool MA1584
3.50%	09/01/33	61,115,945	64,109,647
Fannie Mae Pool MA1608
3.50%	10/01/33	42,517,418	44,600,090
Fannie Mae Pool MA2960
4.00%	04/01/47	96,108,706	101,090,314
Fannie Mae Pool MA3027
4.00%	06/01/47	71,149,019	74,836,890
Fannie Mae Pool MA3029
3.00%	06/01/32	58,151,177	59,859,942
Fannie Mae Pool MA3182
3.50%	11/01/47	109,927,471	114,227,907
Fannie Mae Pool MA3210
3.50%	12/01/47	193,109,905	200,818,867

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA3238
3.50%	01/01/48		$160,023,263	$166,283,479
Fannie Mae Pool MA3276
3.50%	02/01/48		68,210,030	70,878,452
Fannie Mae Pool MA3305
3.50%	03/01/48		78,180,576	81,218,292
Fannie Mae Pool MA3332
3.50%	04/01/48		254,990,811	264,698,237
Fannie Mae Pool MA3364
3.50%	05/01/33		29,785,854	30,881,694
Fannie Mae Pool MA3537
4.50%	12/01/48		69,498,486	73,447,396
Fannie Mae Pool MA3774
3.00%	09/01/49		268,470,949	272,418,760
Fannie Mae Pool MA3802
3.00%	10/01/49		295,652,982	299,956,811
Fannie Mae Pool MA3811
3.00%	10/01/49		52,243,914	52,661,137
Fannie Mae Pool MA3864
2.50%	12/01/34		254,101,933	256,510,690
Fannie Mae Pool MA3896
2.50%	01/01/35		169,056,946	170,637,189
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		484	492
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		403	421
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	14,782	14,395
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		1,378	1,431
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		7,225	7,810
Fannie Mae REMICS, Series 1997-34, Class SA
(Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)
5.74%	10/25/23	[1]	1,964	2,342
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		5,129	5,387
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		27,658	28,738
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		111,296	126,753

38 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.91%	03/25/35	[1]	$3,129,413	$69,305
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		4,977,479	5,176,189
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.81%	11/25/35	[1]	61,159	7,697
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.31%	10/25/25	[1]	4,160,480	343,835
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		73,054	79,433
Fannie Mae REMICS, Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
21.83%	04/25/36	[1]	1,892,878	2,730,588
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.61%	03/25/37	[1]	1,406,310	184,691
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
4.32%	04/25/37	[1]	3,428,679	617,276
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.26%	07/25/37	[1]	4,554	4,571
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		410,178	462,180
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.81%	10/25/40	[1]	4,347,280	525,581
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		9,610	9,714
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.56%	03/25/40	[1]	7,983,239	1,397,183
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.63%	05/25/40	[1]	$14,141,996	$2,721,440
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,897,538
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,847,150	26,335,304
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		22,316	22,476
Fannie Mae REMICS, Series 2012-84, Class VZ
3.50%	08/25/42		9,654,278	10,090,810
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[9]	20,527,356	17,942,984
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[9]	12,743,598	10,836,643
Fannie Mae REMICS, Series 2016-45, Class AF
(LIBOR USD 1-Month plus 0.50%)
2.29%	07/25/46	[1]	13,803,650	13,784,039
Fannie Mae REMICS, Series 2016-72, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.29%	10/25/46	[1]	33,776,053	33,719,953
Fannie Mae REMICS, Series 2016-74, Class GF
(LIBOR USD 1-Month plus 0.50%)
2.29%	10/25/46	[1]	22,436,888	22,405,003
Fannie Mae REMICS, Series 2016-75, Class FL
(LIBOR USD 1-Month plus 0.50%)
2.29%	10/25/46	[1]	21,377,648	21,347,240
Fannie Mae REMICS, Series 2018-29, Class AP
3.50%	11/25/46		216,227,631	223,112,286
Fannie Mae REMICS, Series 2018-38, Class LA
3.00%	06/25/48		72,864,203	73,671,884
Fannie Mae REMICS, Series 2018-45, Class GA
3.00%	06/25/48		87,407,027	88,767,631
Fannie Mae REMICS, Series 2018-55, Class PA
3.50%	01/25/47		66,825,054	68,977,356
Fannie Mae REMICS, Series 2018-86, Class JA
4.00%	05/25/47		5,673,257	5,848,588

December 2019 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2018-94, Class KD
3.50%	12/25/48		$26,471,717	$26,852,035
Fannie Mae REMICS, Series 2019-1, Class AB
3.50%	02/25/49		5,025,475	5,175,840
Fannie Mae REMICS, Series 2019-1, Class KP
3.25%	02/25/49		9,878,938	9,986,546
Fannie Mae REMICS, Series 2019-26, Class JE
3.00%	06/25/49		23,105,618	23,393,475
Fannie Mae REMICS, Series 2019-45, Class PA
3.00%	08/25/49		50,908,091	52,227,237
Fannie Mae REMICS, Series 2019-52, Class PA
3.00%	09/25/49		31,327,027	31,566,223
Fannie Mae REMICS, Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
2.24%	11/25/49	[1]	63,459,264	63,255,655
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		15	16
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		1,590	1,681
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42		26,120	29,369
Freddie Mac Gold Pool A24156
6.50%	10/01/31		172,360	191,531
Freddie Mac Gold Pool A25162
5.50%	05/01/34		1,767,486	1,975,617
Freddie Mac Gold Pool A39012
5.50%	06/01/35		38,381	43,070
Freddie Mac Gold Pool A54856
5.00%	01/01/34		3,529,089	3,893,978
Freddie Mac Gold Pool A61164
5.00%	04/01/36		11,797	12,943
Freddie Mac Gold Pool A97038
4.00%	02/01/41		12,024,623	12,910,336
Freddie Mac Gold Pool C01492
5.00%	02/01/33		577,441	631,723
Freddie Mac Gold Pool C04546
3.00%	02/01/43		19,177,498	19,783,744
Freddie Mac Gold Pool C04573
3.00%	03/01/43		23,926,971	24,713,547

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C46104
6.50%	09/01/29	$13,232	$14,705
Freddie Mac Gold Pool C55789
7.50%	10/01/27	5,846	6,326
Freddie Mac Gold Pool C90573
6.50%	08/01/22	26,384	27,730
Freddie Mac Gold Pool E02402
6.00%	10/01/22	6,678	6,874
Freddie Mac Gold Pool G00992
7.00%	11/01/28	657	731
Freddie Mac Gold Pool G01515
5.00%	02/01/33	575,146	629,813
Freddie Mac Gold Pool G02579
5.00%	12/01/34	885,276	977,530
Freddie Mac Gold Pool G02884
6.00%	04/01/37	2,262,888	2,591,366
Freddie Mac Gold Pool G02955
5.50%	03/01/37	3,208,334	3,595,581
Freddie Mac Gold Pool G03357
5.50%	08/01/37	1,312,611	1,481,453
Freddie Mac Gold Pool G03676
5.50%	12/01/37	2,196,154	2,458,876
Freddie Mac Gold Pool G03783
5.50%	01/01/38	1,681,690	1,882,868
Freddie Mac Gold Pool G03985
6.00%	03/01/38	19,085	22,007
Freddie Mac Gold Pool G04438
5.50%	05/01/38	4,684,698	5,245,017
Freddie Mac Gold Pool G04703
5.50%	08/01/38	4,163,382	4,661,185
Freddie Mac Gold Pool G04706
5.50%	09/01/38	169,113	189,333
Freddie Mac Gold Pool G05866
4.50%	02/01/40	16,860,460	18,684,580
Freddie Mac Gold Pool G06361
4.00%	03/01/41	22,819	24,783
Freddie Mac Gold Pool G06498
4.00%	04/01/41	22,678,387	24,467,690
Freddie Mac Gold Pool G06499
4.00%	03/01/41	11,085,551	11,894,691
Freddie Mac Gold Pool G07408
3.50%	06/01/43	21,457,453	22,890,881
Freddie Mac Gold Pool G07786
4.00%	08/01/44	203,847,153	219,813,563
Freddie Mac Gold Pool G07848
3.50%	04/01/44	107,019,585	113,853,588
Freddie Mac Gold Pool G07849
3.50%	05/01/44	15,328,626	16,182,929

40 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07924
3.50%	01/01/45	$21,941,401	$23,164,250
Freddie Mac Gold Pool G07925
4.00%	02/01/45	13,184,605	14,287,752
Freddie Mac Gold Pool G08676
3.50%	11/01/45	78,766,628	82,270,365
Freddie Mac Gold Pool G08681
3.50%	12/01/45	51,988,284	54,300,853
Freddie Mac Gold Pool G08710
3.00%	06/01/46	286,022,948	293,013,715
Freddie Mac Gold Pool G08711
3.50%	06/01/46	22,370,510	23,316,671
Freddie Mac Gold Pool G08715
3.00%	08/01/46	377,786,125	387,019,701
Freddie Mac Gold Pool G08721
3.00%	09/01/46	38,321,541	39,258,169
Freddie Mac Gold Pool G08722
3.50%	09/01/46	97,725,302	101,858,594
Freddie Mac Gold Pool G08726
3.00%	10/01/46	410,759,254	420,798,736
Freddie Mac Gold Pool G08727
3.50%	10/01/46	80,482,209	83,898,127
Freddie Mac Gold Pool G08732
3.00%	11/01/46	245,455,936	251,455,194
Freddie Mac Gold Pool G08737
3.00%	12/01/46	144,116,529	147,638,921
Freddie Mac Gold Pool G08741
3.00%	01/01/47	142,907,086	146,399,918
Freddie Mac Gold Pool G08742
3.50%	01/01/47	125,501,506	130,732,817
Freddie Mac Gold Pool G08747
3.00%	02/01/47	46,654,852	47,795,156
Freddie Mac Gold Pool G08757
3.50%	04/01/47	62,539,895	65,027,103
Freddie Mac Gold Pool G08762
4.00%	05/01/47	48,608,045	51,156,594
Freddie Mac Gold Pool G08791
3.00%	12/01/47	271,409,589	277,074,963
Freddie Mac Gold Pool G08826
5.00%	06/01/48	38,077,909	40,814,526
Freddie Mac Gold Pool G08833
5.00%	07/01/48	21,159,897	22,680,635
Freddie Mac Gold Pool G08838
5.00%	09/01/48	10,611,787	11,351,423
Freddie Mac Gold Pool G08840
5.00%	08/01/48	4,105,102	4,392,626
Freddie Mac Gold Pool G08843
4.50%	10/01/48	29,908,576	31,618,716

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08844
5.00%	10/01/48	$33,528,826	$35,871,515
Freddie Mac Gold Pool G08849
5.00%	11/01/48	13,423,050	14,370,534
Freddie Mac Gold Pool G11707
6.00%	03/01/20	419	419
Freddie Mac Gold Pool G12393
5.50%	10/01/21	512,902	520,843
Freddie Mac Gold Pool G12399
6.00%	09/01/21	369	377
Freddie Mac Gold Pool G12824
6.00%	08/01/22	529,843	549,549
Freddie Mac Gold Pool G12909
6.00%	11/01/22	1,404,100	1,461,767
Freddie Mac Gold Pool G13032
6.00%	09/01/22	179,836	184,350
Freddie Mac Gold Pool G13058
4.50%	10/01/20	1,096	1,100
Freddie Mac Gold Pool G16085
2.50%	02/01/32	5,096,005	5,175,032
Freddie Mac Gold Pool G16524
3.50%	05/01/33	48,740,970	50,866,944
Freddie Mac Gold Pool G16584
3.50%	08/01/33	10,694,204	11,115,834
Freddie Mac Gold Pool G16607
3.50%	09/01/33	96,413,638	100,649,118
Freddie Mac Gold Pool G16623
2.50%	09/01/32	47,297,169	48,011,262
Freddie Mac Gold Pool G16755
3.50%	02/01/34	111,326,794	115,755,388
Freddie Mac Gold Pool G16756
3.50%	01/01/34	8,480,321	8,858,164
Freddie Mac Gold Pool G18596
3.00%	04/01/31	58,461,347	60,160,364
Freddie Mac Gold Pool G18691
3.00%	06/01/33	28,624,785	29,447,208
Freddie Mac Gold Pool G18692
3.50%	06/01/33	45,626,255	47,364,842
Freddie Mac Gold Pool G18713
3.50%	11/01/33	57,113,085	59,247,375
Freddie Mac Gold Pool G60023
3.50%	04/01/45	19,005,415	20,214,091
Freddie Mac Gold Pool G60080
3.50%	06/01/45	223,266,231	235,639,645
Freddie Mac Gold Pool G60138
3.50%	08/01/45	157,365,967	167,378,978
Freddie Mac Gold Pool G60238
3.50%	10/01/45	68,684,423	72,469,450

December 2019 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67700
3.50%	08/01/46	$50,544,327	$53,298,108
Freddie Mac Gold Pool G67703
3.50%	04/01/47	507,040,897	535,015,038
Freddie Mac Gold Pool G67706
3.50%	12/01/47	272,763,950	287,691,282
Freddie Mac Gold Pool G67707
3.50%	01/01/48	592,723,178	628,769,170
Freddie Mac Gold Pool G67708
3.50%	03/01/48	682,879,226	717,096,597
Freddie Mac Gold Pool G67709
3.50%	03/01/48	446,302,827	470,727,280
Freddie Mac Gold Pool G67710
3.50%	03/01/48	468,191,648	490,723,236
Freddie Mac Gold Pool G67711
4.00%	03/01/48	123,305,304	132,055,065
Freddie Mac Gold Pool G67713
4.00%	06/01/48	180,796,111	192,485,348
Freddie Mac Gold Pool G67717
4.00%	11/01/48	174,747,995	186,790,124
Freddie Mac Gold Pool G67718
4.00%	01/01/49	278,637,605	296,097,428
Freddie Mac Gold Pool H00790
5.50%	05/01/37	15,617	16,943
Freddie Mac Gold Pool H05069
5.50%	05/01/37	408,089	442,978
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	38,371,236	41,778,390
Freddie Mac Gold Pool U99097
3.50%	07/01/43	64,495,207	67,898,216
Freddie Mac Gold Pool V62078
3.50%	08/01/33	10,471,672	10,882,383
Freddie Mac Gold Pool V62129
3.50%	08/01/33	21,669,013	22,518,454
Freddie Mac Gold Pool V80356
3.50%	08/01/43	40,259,189	42,830,040
Freddie Mac Gold Pool WN1000
3.70%	07/01/33	140,700,000	154,866,681
Freddie Mac Pool SB8020
2.50%	12/01/34	677,524,779	683,857,874
Freddie Mac Pool SB8026
2.50%	01/01/35	412,651,612	416,508,832
Freddie Mac Pool SD8016
3.00%	10/01/49	242,706,014	246,239,093
Freddie Mac Pool ZT0277
3.50%	10/01/46	4,230,356	4,427,750
Freddie Mac Pool ZT1403
3.50%	11/01/33	64,911,163	67,298,809

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21		$77	$78
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21		809	827
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21		1	1
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27		78,974	88,600
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23		24,418	25,668
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		294,059	319,710
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		15,616	17,136
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		7,732	8,795
Freddie Mac REMICS, Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
16.41%	02/15/32	[1]	8,861	12,951
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		34,586	37,486
Freddie Mac REMICS, Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.46%	08/15/35	[1]	1,392,591	296,971
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		3,690,169	4,121,741
Freddie Mac REMICS, Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.46%	08/15/35	[1]	615,696	101,344
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		8,459,621	536,623
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		10,226	10,344
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		60,170,724	64,745,390

42 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
4.21%	07/15/41	[1]	$6,699,570	$615,276
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,619,166
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,567,359
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,298,122
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		15,274,808	15,392,615
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		23,504,039	23,803,881
Freddie Mac REMICS, Series 4818, Class CA
3.00%	04/15/48		6,525,772	6,625,339
Freddie Mac REMICS, Series 4846, Class PA
4.00%	06/15/47		2,487,428	2,620,926
Freddie Mac REMICS, Series 4852, Class CA
4.00%	11/15/47		71,819,704	75,286,887
Freddie Mac REMICS, Series 4860, Class BH
3.50%	10/15/48		39,160,348	39,870,549
Freddie Mac REMICS, Series 4860, Class PA
3.50%	02/15/49		12,647,169	12,838,730
Freddie Mac REMICS, Series 4879, Class BC
3.00%	04/15/49		6,775,951	6,882,359
Freddie Mac REMICS, Series 4896, Class DA
3.00%	01/15/49		4,674,237	4,739,305
Freddie Mac REMICS, Series 4937, Class MF
(LIBOR USD 1-Month plus 0.45%)
2.24%	12/25/49	[1]	313,819,768	312,666,982
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[9]	29,132,442	24,988,273
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
2.24%	11/15/43	[1]	5,642,357	5,640,564

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae I Pool 782817
4.50%	11/15/39		$17,535,087	$19,003,716
Ginnie Mae II Pool 2631
7.00%	08/20/28		1,857	2,083
Ginnie Mae II Pool 3388
4.50%	05/20/33		4,603	4,848
Ginnie Mae II Pool 3427
4.50%	08/20/33		1,746	1,842
Ginnie Mae II Pool 3554
4.50%	05/20/34		1,770	1,867
Ginnie Mae II Pool 4058
5.00%	12/20/37		1,144	1,236
Ginnie Mae II Pool 4342
5.00%	01/20/39		1,517	1,660
Ginnie Mae II Pool 4520
5.00%	08/20/39		29,011	31,730
Ginnie Mae II Pool 5175
4.50%	09/20/41		9,517	10,285
Ginnie Mae II Pool 5281
4.50%	01/20/42		18,580	20,084
Ginnie Mae II Pool 783591
4.50%	07/20/41		24,665	26,657
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/34	[1]	14,529	15,103
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
4.00%	03/20/35	[1]	22,624	22,826
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.25%	08/20/35	[1]	24,203	25,294
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
4.13%	10/20/35	[1]	20,992	21,793
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.88%	05/20/25	[1]	4,008	4,114
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/25	[1]	5,164	5,249
Ginnie Mae II Pool MA0627
4.50%	12/20/42		72,906	78,782

December 2019 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA0701
4.50%	01/20/43	$92,380	$99,357
Ginnie Mae II Pool MA1997
4.50%	06/20/44	20,412	21,914
Ginnie Mae II Pool MA2374
5.00%	11/20/44	501,089	543,533
Ginnie Mae II Pool MA2756
4.50%	04/20/45	45,253	48,558
Ginnie Mae II Pool MA2828
4.50%	05/20/45	1,941,314	2,078,199
Ginnie Mae II Pool MA2894
4.50%	06/20/45	746,754	800,296
Ginnie Mae II Pool MA3036
4.50%	08/20/45	80,403	85,832
Ginnie Mae II Pool MA3456
4.50%	02/20/46	524,801	560,370
Ginnie Mae II Pool MA3521
3.50%	03/20/46	71,906,195	75,208,006
Ginnie Mae II Pool MA3524
5.00%	03/20/46	22,091	24,117
Ginnie Mae II Pool MA3597
3.50%	04/20/46	181,164,301	189,256,602
Ginnie Mae II Pool MA3600
5.00%	04/20/46	13,228,150	14,584,607
Ginnie Mae II Pool MA3663
3.50%	05/20/46	52,719,546	54,993,750
Ginnie Mae II Pool MA3665
4.50%	05/20/46	222,033	237,720
Ginnie Mae II Pool MA3666
5.00%	05/20/46	7,822,403	8,611,131
Ginnie Mae II Pool MA3738
4.50%	06/20/46	936,280	1,002,429
Ginnie Mae II Pool MA3739
5.00%	06/20/46	4,453,650	4,902,445
Ginnie Mae II Pool MA3805
4.50%	07/20/46	7,699,128	8,243,078
Ginnie Mae II Pool MA3806
5.00%	07/20/46	344,609	377,232
Ginnie Mae II Pool MA3876
4.50%	08/20/46	8,048,144	8,616,752
Ginnie Mae II Pool MA3877
5.00%	08/20/46	1,610,508	1,753,969
Ginnie Mae II Pool MA3937
3.50%	09/20/46	41,958,999	43,793,900
Ginnie Mae II Pool MA3939
4.50%	09/20/46	4,182,769	4,517,362
Ginnie Mae II Pool MA4003
3.00%	10/20/46	22,471,890	23,191,106

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4006
4.50%	10/20/46	$4,723,767	$5,070,790
Ginnie Mae II Pool MA4007
5.00%	10/20/46	9,239,961	10,197,188
Ginnie Mae II Pool MA4069
3.50%	11/20/46	130,758,671	136,476,852
Ginnie Mae II Pool MA4071
4.50%	11/20/46	13,951,869	14,949,157
Ginnie Mae II Pool MA4072
5.00%	11/20/46	2,443,049	2,699,297
Ginnie Mae II Pool MA4126
3.00%	12/20/46	375,051,227	387,054,786
Ginnie Mae II Pool MA4127
3.50%	12/20/46	136,539,337	142,429,342
Ginnie Mae II Pool MA4129
4.50%	12/20/46	42,009,007	45,376,646
Ginnie Mae II Pool MA4198
4.50%	01/20/47	370,778	395,003
Ginnie Mae II Pool MA4199
5.00%	01/20/47	7,863,694	8,675,113
Ginnie Mae II Pool MA4264
4.50%	02/20/47	116,909,269	124,255,649
Ginnie Mae II Pool MA4265
5.00%	02/20/47	2,063,784	2,232,962
Ginnie Mae II Pool MA4324
5.00%	03/20/47	11,404,825	12,322,281
Ginnie Mae II Pool MA4382
3.50%	04/20/47	98,089,737	102,287,320
Ginnie Mae II Pool MA4384
4.50%	04/20/47	5,917,661	6,285,819
Ginnie Mae II Pool MA4385
5.00%	04/20/47	19,074,957	20,467,760
Ginnie Mae II Pool MA4453
4.50%	05/20/47	310,091,492	329,383,307
Ginnie Mae II Pool MA4454
5.00%	05/20/47	44,579,023	47,777,724
Ginnie Mae II Pool MA4511
4.00%	06/20/47	20,363,391	21,309,256
Ginnie Mae II Pool MA4512
4.50%	06/20/47	1,098,053	1,166,367
Ginnie Mae II Pool MA4513
5.00%	06/20/47	858,095	920,722
Ginnie Mae II Pool MA4586
3.50%	07/20/47	166,704,155	173,525,406
Ginnie Mae II Pool MA4589
5.00%	07/20/47	42,919,985	46,099,415
Ginnie Mae II Pool MA4652
3.50%	08/20/47	1,175,832	1,223,945

44 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4655
5.00%	08/20/47	$52,997,181	$56,864,166
Ginnie Mae II Pool MA4719
3.50%	09/20/47	165,925,939	172,715,346
Ginnie Mae II Pool MA4720
4.00%	09/20/47	407,477	426,658
Ginnie Mae II Pool MA4722
5.00%	09/20/47	985,151	1,056,783
Ginnie Mae II Pool MA4781
5.00%	10/20/47	12,831,278	13,677,632
Ginnie Mae II Pool MA4836
3.00%	11/20/47	347,645,041	358,507,381
Ginnie Mae II Pool MA4837
3.50%	11/20/47	398,613,136	414,923,708
Ginnie Mae II Pool MA4838
4.00%	11/20/47	135,764,408	142,155,295
Ginnie Mae II Pool MA4840
5.00%	11/20/47	3,617,935	3,881,403
Ginnie Mae II Pool MA4900
3.50%	12/20/47	25,693,565	26,712,785
Ginnie Mae II Pool MA4901
4.00%	12/20/47	92,275,354	96,618,784
Ginnie Mae II Pool MA4961
3.00%	01/20/48	972,520	1,002,911
Ginnie Mae II Pool MA4963
4.00%	01/20/48	162,140,863	169,773,378
Ginnie Mae II Pool MA5137
4.00%	04/20/48	65,881,477	68,466,484
Ginnie Mae II Pool MA5399
4.50%	08/20/48	13,854,627	14,585,193
Ginnie Mae II Pool MA5466
4.00%	09/20/48	23,975,096	24,990,262
Ginnie Mae II Pool MA5528
4.00%	10/20/48	113,514,720	118,288,820
Ginnie Mae II Pool MA5530
5.00%	10/20/48	23,851,425	25,112,942
Ginnie Mae II Pool MA6030
3.50%	07/20/49	182,294,395	185,224,695
Ginnie Mae II Pool MA6081
3.50%	08/20/49	50,534,897	51,347,225
Ginnie Mae II Pool MA6209
3.00%	10/20/49	32,802,199	33,233,911
Ginnie Mae II Pool MA6210
3.50%	10/20/49	20,218,334	20,543,335
Ginnie Mae Pool (TBA)
3.00%	01/20/43	636,700,000	654,035,153
5.00%	01/20/49	26,025,000	27,403,512

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2000-22, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 10.80%, 10.80% Cap)
9.06%	05/16/30	[1]	$187	$5
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		7,300,470	7,936,348
Ginnie Mae, Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
5.01%	06/16/37	[1]	13,854,495	2,471,022
Ginnie Mae, Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
4.49%	03/20/36	[1]	11,333,114	1,236,883
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.04%	05/20/37	[1]	28,561,169	3,606,362
Ginnie Mae, Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
4.72%	12/20/39	[1]	4,712,913	963,136
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		7,360	7,478
Ginnie Mae, Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.06%	07/16/39	[1]	48,853	7,375
Ginnie Mae, Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
4.56%	08/16/38	[1]	76,184	6,862
Ginnie Mae, Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.66%	01/16/40	[1]	61,500	11,447
Ginnie Mae, Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
4.06%	01/16/40	[1]	11,181,830	1,806,552
Ginnie Mae, Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
4.76%	09/16/39	[1]	2,687,619	195,629
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		137,176	27,600
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	52,804,004
Ginnie Mae, Series 2014-108, Class PA
2.63%	12/20/39		16,667,311	16,826,490
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		1,937,806	1,989,516
Ginnie Mae, Series 2019-1, Class NP
3.50%	01/20/49		37,902,315	38,877,432
Ginnie Mae, Series 2019-119, Class JE
3.00%	09/20/49		55,949,586	56,793,214
Ginnie Mae, Series 2019-15, Class GT
3.50%	02/20/49		35,802,520	36,785,496

December 2019 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2019-44, Class CA
3.50%	12/20/48		$24,243,354	$24,951,323
Ginnie Mae, Series 2019-71, Class PT
3.00%	06/20/49		25,808,135	26,158,168
Ginnie Mae, Series 2019-86, Class C
2.50%	03/20/49		43,433,885	43,712,087
Ginnie Mae, Series 2019-90, Class HE
3.00%	07/20/49		72,408,528	72,978,781
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.16%	10/07/20	[1]	6,714,397	6,717,200
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.27%	12/08/20	[1]	6,467,834	6,474,062
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.27%	12/08/20	[1]	17,376,122	17,386,523
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.24%	03/09/21	[1]	1,161,863	1,162,384
UMBS (TBA)
2.50%	01/25/28		786,550,000	793,739,559
2.50%	01/01/50		397,200,000	392,778,044
3.00%	01/25/43		964,825,000	978,618,987
3.50%	01/25/26		42,875,000	44,444,292
4.50%	01/01/49		39,225,000	41,300,640
5.00%	01/25/39		200,175,000	214,016,465

				25,433,665,941

Total Mortgage-Backed (Cost $32,976,255,155)				33,661,310,579

MUNICIPAL BONDS — 0.47%*
California — 0.19%
Los Angeles Department of Water & Power Power System Revenue, Build America Taxable Bonds, Water Utility Improvements, Series SY
6.01%	07/01/39		350,000	453,695
Los Angeles Department of Water & Power Power System Revenue, Taxable Bonds, Electric Light & Power Improvements, Series C
5.52%	07/01/27		12,625,000	15,243,551
Los Angeles Unified School District, Build America Bonds, School Improvements, Series RY
6.76%	07/01/34		12,165,000	16,786,240

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Unified School District, Build America Taxable Bonds, School Improvements, Series KR
5.75%	07/01/34	$2,765,000	$3,544,315
State of California, Build America Bonds, School Improvements, General Obligations
7.95%	03/01/36	77,500,000	78,234,700
State of California, Build America Taxable Bonds, Various Purpose, Water Utility Improvements
7.50%	04/01/34	3,885,000	5,855,977
University of California, Taxable, College & University, Revenue Bonds, University & College Improvements, Series AP
3.93%	05/15/45	30,040,000	32,253,347

			152,371,825

New Jersey — 0.00%
Jersey City Municipal Utilities Authority, Taxable Bonds, Water Utility Improvements, Series B
5.47%	05/15/27	400,000	449,388
New Jersey Turnpike Authority, Taxable Bonds, Highway Revenue, Series F
3.73%	01/01/36	300,000	317,715

			767,103

New York — 0.28%
City of New York, Build America Bonds, Public Improvements
4.77%	10/01/23	4,420,000	4,859,083
5.21%	10/01/31	6,420,000	7,610,782
5.52%	10/01/37	6,075,000	7,812,936
5.82%	10/01/31	220,000	225,944
City of New York, Build America Taxable Bonds, Public Improvements, Series F1
6.65%	12/01/31	43,210,000	45,029,573
New York City Municipal Water Finance Authority, Build America Bonds, Water Utility Improvements, Series SE
6.49%	06/15/42	3,555,000	3,622,225
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Taxable Bonds, Public Improvements, Subseries C5
3.90%	05/01/31	15,000,000	16,373,850
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Taxable Bonds, Public Improvements, Subseries FI
4.00%	08/01/33	6,450,000	6,985,027

46 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Taxable Bonds, Public Improvements, Subseries SU
3.88%	08/01/31		$3,135,000	$3,398,842
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds, Public Improvements
5.51%	08/01/37		25,000,000	31,749,500
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, School Improvements, Series G-3
5.27%	05/01/27		13,135,000	15,515,850
New York State Dormitory Authority, Build America Bonds, University & College Improvements
5.29%	03/15/33		44,990,000	54,655,202
New York State Dormitory Authority, Unrefunded Build America Bonds, University & College Improvements
5.43%	03/15/39		21,400,000	26,114,848

				223,953,662

Texas — 0.00%
Texas Transportation Commission State Highway Fund, Build America Taxable Bonds, Highway Improvements, Series B
5.18%	04/01/30		3,075,000	3,704,483

Total Municipal Bonds (Cost $365,377,584)				380,797,073

U.S. TREASURY SECURITIES — 30.94%
U.S. Treasury Bonds — 5.34%
U.S. Treasury Bonds
3.00%	11/15/44		311,435,000	348,071,192
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
1.00%	02/15/49	[10]	844,792,995	939,587,395
U.S. Treasury Bonds (WI)
2.38%	11/15/49		3,019,026,000	3,018,318,401

				4,305,976,988

U.S. Treasury Notes — 25.60%
U.S. Treasury Notes
1.25%	08/31/24		863,454,000	847,095,596
1.50%	10/31/21		1,625,299,000	1,623,299,070
1.50%	11/30/21		3,006,830,000	3,003,247,633
1.50%	09/30/24		689,332,000	683,650,353
1.50%	10/31/24		5,646,637,000	5,600,537,517
1.50%	11/30/24		5,584,995,000	5,540,271,477
1.75%	12/31/24		744,610,000	747,038,709

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	07/15/24	[10]	$54,188,416	$54,520,292
0.13%	10/15/24	[10]	525,513,496	528,818,476
0.13%	07/15/26	[10]	80,374,315	80,695,507
0.25%	07/15/29	[10]	888,339,132	897,480,683
U.S. Treasury Notes (WI)
1.75%	11/15/29		1,034,341,000	1,019,633,964

				20,626,289,277

Total U.S. Treasury Securities (Cost $25,036,598,855)				24,932,266,265

Total Bonds – 100.31% (Cost $79,474,198,103)				80,843,813,713

Issues			Shares	Value
COMMON STOCK — 0.01%
Electric — 0.01%
Homer City Holdings LLC[2,4,5,6,11]			1,180,703	4,132,461

Total Common Stock (Cost $65,187,440)

Purchased Options - 0.01% (Cost $11,018,644)				9,937,500

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 3.48%
Commercial paper — 0.52%
Ford Motor Credit Co. LLC
2.80%[12]	08/13/20		50,000,000	49,112,009
2.83%[12]	08/12/20		50,000,000	49,117,500
3.20%[12]	10/08/20		191,145,000	187,028,616
3.20%[12]	10/14/20		7,200,000	7,040,357
Pfizer, Inc.
1.89%[12]	02/25/20		100,000,000	99,742,244
1.92%[12]	02/19/20		28,658,000	28,590,267

				420,630,993
Foreign Government Obligations — 1.48%
Japan Treasury Discount Bill, Series 808 (Japan)
0.00%[12]	01/20/20	[3]	27,595,000,000	253,963,101
Japan Treasury Discount Bill, Series 861 (Japan)
0.00%[12]	01/14/20	[3]	59,495,000,000	547,482,795

December 2019 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
Foreign Government Obligations (continued)
Japan Treasury Discount Bill, Series 862 (Japan)
0.00%[12]	04/10/20	[3]	$25,000,000,000	$230,130,545
Japan Treasury Discount Bill, Series 865 (Japan)
0.00%[12]	01/27/20	[3]	17,080,000,000	157,196,014

				1,188,772,455

Money Market Funds — 0.56%
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[13,14]			109,934	109,934
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[13]			449,408,000	449,408,000

				449,517,934

Repurchase Agreements — 0.62%
JPMorgan Chase & Co. (Dated 12/31/19, total to be received $500,148,750, (collateralized by U.S. Treasury Securities, 1.63% to 2.50%, due from 12/31/21 to 2/15/46, par and fair value of $1,009,032,400 and $1,017,213,806, respectively))
1.53%	01/07/20		500,000,000	500,000,000

U.S. Agency Discount Notes — 0.12%
Federal Home Loan Bank
1.60%[12]	02/26/20		100,000,000	99,764,195

U.S. Treasury Bills — 0.18%
U.S. Treasury Bills
1.54%[12]	02/04/20		4,630,000	4,623,379
1.54%[12,15]	03/19/20		139,255,000	138,815,173
U.S. Treasury Bills (WI)
1.54%[12]	02/11/20		4,630,000	4,622,373

				148,060,925

Total Short-Term Investments (Cost $2,815,555,305)				2,806,746,502

Total Investments Before Written Options – 103.81% (Cost $82,365,959,492)				83,664,630,176

Written Options - (0.01)% (Cost $(8,525,212))				(7,500,000)

Liabilities in Excess of Other
Assets – (3.80)%				(3,064,419,405)

Net Assets – 100.00%				$80,592,710,771

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $48,969,293, which is 0.06% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2019.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Affiliated investment.

[12]	Represents annualized yield at date of purchase.

[13]	Represents the current yield as of December 31, 2019.

[14]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged for swaps is $182.

[15]

Securities, or a portion thereof, pledged as collateral for futures and options. The total market value of collateral pledged for futures is $112,935,855. The total market value of collateral pledged for options is $25,877,707.

†

Fair valued security. The aggregate value of fair valued securities is $5,224,576, which is 0.01% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GBP): British Pound

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(SOFR): Secured Overnight Financing Rate

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

48 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 558,494,416	JPY 59,495,000,000	Goldman Sachs International	01/14/20	$10,611,207
USD 258,148,107	JPY 27,595,000,000	Goldman Sachs International	01/21/20	3,929,927
USD 154,598,290	JPY 16,665,000,000	Citigroup Global Markets, Inc.	01/27/20	1,021,297
USD 3,850,668	JPY 415,000,000	Bank of America N.A.	01/27/20	26,219
USD 231,688,500	JPY 25,000,000,000	Barclay’s Capital	04/10/20	321,866

				15,910,516

USD 10,917,034	GBP 8,600,000	Goldman Sachs International	01/24/20	(483,759)

NET UNREALIZED APPRECIATION				$15,426,757

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	34,581	03/31/20	$4,101,630,797	$(5,582,224)	$(5,582,224)
U.S. Treasury Two Year Note	23,392	03/31/20	5,040,976,000	(2,508,398)	(2,508,398)
U.S. Treasury Ten Year Ultra Bond	13,563	03/20/20	1,908,356,484	(19,406,308)	(19,406,308)
U.S. Treasury Ultra Bond	9,341	03/20/20	1,696,851,031	(42,433,752)	(42,433,752)

			12,747,814,312	(69,930,682)	(69,930,682)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	9,554	03/06/20	(1,433,094,638)	5,815,724	5,815,724

TOTAL FUTURES CONTRACTS			$11,314,719,674	$(64,114,958)	$(64,114,958)

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
PURCHASED CALL OPTIONS EXCHANGE TRADED —
IMM Eurodollar 1 Year MIDCV Future Options	30,000	$98.50	06/12/20	$3,097,168,500	$9,937,500

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
WRITTEN CALL OPTIONS EXCHANGE TRADED —
IMM Eurodollar 1 Year MIDCV Future Options	30,000	$98.75	06/12/20	$(1,740,911,400)	$(4,875,000)

WRITTEN PUT OPTIONS EXCHANGE TRADED —
IMM Eurodollar 1 Year MIDCV Future Options	30,000	$98.13	06/12/20	$1,405,723,200	$(2,625,000)

December 2019 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE

Interest					3-month
Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	USD LIBOR	Quarterly	$3,817,000	$46,289,141	$—	$46,289,141
Interest					3-month
Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	USD LIBOR	Quarterly	1,957,015	24,659,759	—	24,659,759
Interest			3 month
Rate Swap[1]	Call	04/11/25	USD LIBOR	Quarterly	2.34%	Semi-annually	1,569,875	(46,337,058)	—	(46,337,058)
Interest			3 month
Rate Swap[1]	Call	05/08/25	USD LIBOR	Quarterly	2.37%	Semi-annually	801,565	(24,802,024)	—	(24,802,024)

TOTAL SWAPS CONTRACTS							$8,145,455	$(190,182)	$—	$(190,182)

[1]	Centrally cleared.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time

50 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

December 2019 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial paper	$—	$420,630,993	$—	$420,630,993
Foreign Government Obligations	—	1,188,772,455	—	1,188,772,455
Money Market Funds	449,517,934	—	—	449,517,934
Repurchase Agreements	—	500,000,000	—	500,000,000
U.S. Agency Discount Notes	—	99,764,195	—	99,764,195
U.S. Treasury Bills	148,060,925	—	—	148,060,925
Long-Term Investments:
Asset-Backed Securities	—	3,725,245,907	5,224,576	3,730,470,483
Bank Loans	—	697,772,137	7,628,975	705,401,112
Common Stock	—	—	4,132,461	4,132,461
Corporates	—	17,311,739,045	19,021,141	17,330,760,186
Foreign Government Obligations	—	102,808,015	—	102,808,015
Mortgage-Backed	—	33,648,348,439	12,962,140	33,661,310,579
Municipal Bonds	—	380,797,073	—	380,797,073
Purchased Options - Exchange Traded	9,937,500	—	—	9,937,500
U.S. Treasury Securities	22,431,163,912	2,501,102,353	—	24,932,266,265

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	15,910,516	—	15,910,516
Interest rate contracts	5,815,724	70,948,900	—	76,764,624
Liabilities:
Foreign currency exchange contracts	—	(483,759)	—	(483,759)
Interest rate contracts	(77,430,682)	(71,139,082)	—	(148,569,764)

Total	$22,967,065,313	$60,592,217,187	$48,969,293	$83,608,251,793

*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Interest rate contracts include futures, swaps and written options.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

52 / December 2019

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$8,584,058	$11,389,405	$10,035,975	$20,247,152	$15,090,098
Accrued discounts/premiums	—	62,276	—	(43,141)	(827,742)
Realized gain/(loss)	(3,164,561)	1,816	—	—	—
Change in unrealized appreciation/ (depreciation)*	1,436,012	(90,617)	(5,903,514)	788,139	(1,300,216)
Purchases	—	—	—	—	—
Sales	(1,630,933)	(3,733,905)	—	(1,971,009)	—
Transfers into Level 3**	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—

Balance as of December 31, 2019	$5,224,576	$7,628,975	$4,132,461	$19,021,141	$12,962,140

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(5,083,082) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

TOTAL RETURN BOND FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$5,224,576	Benchmark Pricing	Offered Quote	$21.20 - $22.00	$21.64
Bank Loans	$7,628,975	Third-party Vendor	Vendor Prices	95.59	95.59
Common Stock	$4,132,461	Broker Quote	Offered Quote	3.50	3.50
Corporate Securities	$19,021,141	Third-party Vendor	Vendor Prices	111.66	111.66
Mortgage-Backed Securities-Non-Agency	$12,962,140	Third-party Vendor	Vendor Prices	0.94 - 2.68	2.02

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Investment transactions in the shares of affiliated issuers for the period ended December 31, 2019, were as follows:

	VALUE AT BEGINNING OF PERIOD	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF PERIOD	REALIZED GAIN/ LOSS	CHANGE IN UNREALIZED (DEPRECIATION)
Homer City Holdings LLC	$10,035,975	—	—	—	$4,132,461	$—	$(5,903,514)

December 2019 / 53